SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 83                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 83                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: March 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[front cover]


                               AMERICAN CENTURY

                                   Prospectus

                                                                    Growth Fund
                                                                     Ultra Fund
                                                                    Select Fund
                                                                     Vista Fund
                                                                  Heritage Fund


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

[left margin]


MARCH 1, 1999
INVESTOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The funds' primary investments and risks

     *   A description of who may or may not want to invest in the funds

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                *   Aggressive
        *  Growth and Income                     *   Moderate
        *  Income                                *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

[left margin]

                        [american century logo(reg.sm)]
                                    American
                                    Century


                               American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                  64141-6200


TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Growth Fund
     Ultra Fund
     Select Fund
     Vista Fund
     Heritage Fund
Management ................................................................    8
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   16
Taxes .....................................................................   17
Multiple Class Information ................................................   18
Financial Highlights ......................................................   19

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                          American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 4.

The funds' principal risks include


* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the funds' shares may fluctuate significantly in the short term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the funds' short-term price volatility

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]


[graphic of hand with index finger pointing] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



2        American Century Investments                            1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


*  to exchange into the Investor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)


          Management    Distribution and      Other          Total Annual Fund
          Fee           Service (12b-1) Fees  Expenses(1)    Operating Expenses
--------------------------------------------------------------------------------
Growth    1.00%         None                  0.00%          1.00%
--------------------------------------------------------------------------------
Ultra     1.00%         None                  0.00%          1.00%
--------------------------------------------------------------------------------
Select    1.00%         None                  0.00%          1.00%
--------------------------------------------------------------------------------
Vista     1.00%         None                  0.00%          1.00%
--------------------------------------------------------------------------------
Heritage  1.00%         None                  0.00%          1.00%


1 Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

             1 year       3 years      5 years       10 years
--------------------------------------------------------------------------------
Growth       $102         $318         $551          $1,219
--------------------------------------------------------------------------------
Ultra        $102         $318         $551          $1,219
--------------------------------------------------------------------------------
Select       $102         $318         $551          $1,219
--------------------------------------------------------------------------------
Vista        $102         $318         $551          $1,219
--------------------------------------------------------------------------------
Heritage     $102         $318         $551          $1,219


[left margin]

[graphic of hand with index finger pointing] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


     www.americancentury.com                   American Century Investments   3


INFORMATION ABOUT THE FUNDS


GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.


The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information


The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of hand with index finger pointing] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


4        American Century Investments                            1-800-345-2021


WHAT KINDS OF SECURITIES DO THE FUNDS BUY?


The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a MARKET CAPITALIZATION in excess of $5 billion.


* Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $6 billion, and smaller companies generally have a market capitalization below $1 billion.

* Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


[left margin]


MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.



     www.americancentury.com                    American Century Investments   5


FUND PERFORMANCE HISTORY

Annual Total Returns

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[bar chart - data below]

         Growth     Ultra      Select      Vista      Heritage
1998     36.77%     34.55%     35.65%     -14.25%     -0.15%
1997     29.28%     23.13%     32.19%      -8.68%     19.35%
1996     15.01%     13.85%     19.22%       7.56%     15.31%
1995     20.35%     37.68%     22.67%      46.13%     26.66%
1994     -1.49%     -3.62%     -8.04%       4.68%     -6.32%
1993      3.76%     21.81%     14.67%       5.45%     20.43%
1992     -4.29%      1.27%     -4.45%      -2.13%     10.13%
1991     69.02%     86.45%     31.58%      73.69%     35.98%
1990     -3.85%      9.36%     -0.41%     -15.73%     -9.16%
1989     43.13%     36.94%     39.51%      52.20%     35.06%

[left margin]

[graphic of hand with index finger pointing] The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the funds' historical returns from year to year.


6        American Century Investments                            1-800-345-2021


Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[bar chart - data below]

                Lowest                  Highest
Growth     -19.44% 4Q 1994          28.45% 1Q 1995
Ultra      -16.16% 4Q 1994          40.75% 1Q 1995
Select     -13.12% 4Q 1994          22.30% 4Q 1998
Vista      -29.82% 3Q 1994          33.24% 1Q 1995
Heritage   -21.16% 3Q 1998          17.65% 4Q 1998

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the life of the funds. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1998       1 year     5 years    10 years     Life of Fund(1)
--------------------------------------------------------------------------------
Growth                        36.77%     19.24%     18.73%       19.05%(2)
Russell 1000 Growth Index     38.71%     25.70%     20.57%       N/A(3)
--------------------------------------------------------------------------------
Ultra                         34.55%     20.14%     24.03%       18.79%
S&P 500 Index                 28.68%     24.05%     19.17%       18.14%
--------------------------------------------------------------------------------
Select                        35.65%     19.25%     17.05%       17.74%(2)
S&P 500 Index                 28.68%     24.05%     19.17%       18.14%
--------------------------------------------------------------------------------
Vista                         -14.25%    5.20%      11.47%       10.06%
Russell 2500 Growth Index     3.10%      12.41%     13.69%       N/A(4)
--------------------------------------------------------------------------------
Heritage                      -0.15%     10.27%     13.69%       14.67%
S&P Mid Cap 400 Index         18.25%     18.67%     19.21%       20.00%

1 The  inception  dates for the funds are Growth and Select,  October 31,  1958;
  Ultra, November 2, 1981; Vista, November 25, 1983; and Heritage, November 10, 1987.

2 Although the funds' actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

3 Benchmark began January 1, 1979.

4 Benchmark began January 1, 1986.

[left margin]

[graphic  of  hand  with  index  finger   pointing]   For  current   performance
information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


     www.americancentury.com                    American Century Investments   7


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the Investor Class of shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:


Growth

C. KIM GOODWIN


Ms. Goodwin, Senior Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997, and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance and a master's in public affairs from the University of Texas.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


8        American Century Investments                            1-800-345-2021


GREGORY J. WOODHAMS


Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.


Ultra

JAMES E. STOWERS III


Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.


JOHN R. SYKORA


Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.


BRUCE A. WIMBERLY


Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University, from August 1992 to August 1994, where he obtained his MBA. He also has a bachelor of arts from Middlebury College.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages Ultra since September 1994 and was promoted to Portfolio Manager in February 1999. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree from the Air Force Institute of Technology. He also has an MBA from Baker University.


Select

JEAN C. LEDFORD


Ms. Ledford, Senior Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin
Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.


RICHARD S. WELSH


Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.



      www.americancentury.com                   American Century Investments   9


Vista

ARNOLD K. DOUVILLE


Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.


GLENN A. FOGLE

Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage

HAROLD S. BRADLEY


Mr. Bradley, Senior Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.


LINDA K. PETERSON


Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.



10        American Century Investments                           1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


     www.americancentury.com                   American Century Investments   11


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Investor Relations You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit,
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


12        American Century Investments                          1-800-345-2021



A NOTE ABOUT MAILINGS TO SHAREHOLDERS


To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.


--------------------------------------------------------------------------------
BY WIRE

[graphic of hand with index finger pointing] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

[graphic of human figure]

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday      8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday-Friday         Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday


     www.americancentury.com                   American Century Investments   13


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                    $2,500
--------------------------------------------------------------------------------
Traditional IRA                                        $1,000
--------------------------------------------------------------------------------
Roth IRA                                               $1,000
--------------------------------------------------------------------------------
Education IRA                                           $500
--------------------------------------------------------------------------------
UGMA/UTMA                                              $1,000
--------------------------------------------------------------------------------
403(b)                                                No minimum
--------------------------------------------------------------------------------

Qualified Retirement Plans                            $2,500*

* The minimum investment requirements may be different for some types of retirement accounts.

If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum or to establish an automatic monthly investment of at least $50 per month. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


14        American Century Investments                          1-800-345-2021


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

[left margin]

[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


    www.americancentury.com                   American Century Investments   15


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


16        American Century Investments                          1-800-345-2021


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                         20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

[left margin]

[graphic of hand with index finger pointing] BUYING A
DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


    www.americancentury.com                   American Century Investments   17


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


18        American Century Investments                           1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1998, which are incorporated by reference into the Statement of Additional Information and are available upon request.


    www.americancentury.com                   American Century Investments   19



GROWTH FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                1998            1997            1996            1995            1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$   27.86       $   22.21       $   23.88       $   22.99       $   25.27


Income From Investment Operations
     Net Investment Income (Loss) .........    (0.01)(1)        0.01(1)        (0.01)(1)        0.08(1)         0.06
     Net Realized and Unrealized Gain on
        Investment Transactions ...........     4.35            6.07            1.47            4.08            0.48

     Total From Investment Operations .....     4.34            6.08            1.46            4.16            0.54

Distributions
     From Net Investment Income ...........     --             (0.18)          (0.07)          (0.05)          (0.06)
     From Net Realized Gains on
        Investment Transactions ...........    (4.17)          (0.25)          (2.98)          (3.18)          (2.76)
     In Excess of Net Realized Gains ......     --              --             (0.08)          (0.04)           --

     Total Distributions ..................    (4.17)          (0.43)          (3.13)          (3.27)          (2.82)

Net Asset Value, End of Year ..............$   28.03       $   27.86       $   22.21       $   23.88       $   22.99

Total Return(2) ...........................    18.53%          27.85%           8.18%          22.31%           2.66%


RATIOS/SUPPLEMENTAL DATA
                                                1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................     1.00%           1.00%           1.00%           1.00%           1.00%


Ratio of Net Investment Income
(Loss) to Average Net Assets ..............    (0.02)%          0.02%          (0.10)%          0.40%           0.30%

Portfolio Turnover Rate ...................      126%             75%            122%            141%            100%

Net Assets, End of Year (in millions) .....$   6,097       $   5,113       $   4,765       $   5,130       $   4,363

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are annualized.



20       American Century Investments                          1-800-345-2021


ULTRA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998             1997             1996             1995             1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$    33.46       $    29.52       $    28.03       $    21.16       $    21.61

Income From Investment Operations
     Net Investment Income (Loss) .........     (0.02)(1)         0.01(1)         (0.05)(1)        (0.07)(1)        (0.03)
     Net Realized and Unrealized Gain
       (Loss) on Investment Transactions ..      4.70             5.62             2.84             7.58            (0.42)

     Total From Investment Operations .....      4.68             5.63             2.79             7.51            (0.45)

Distributions
     From Net Investment Income ...........     (0.01)            --               --               --               --
     From Net Realized Gains on
        Investment Transactions ...........     (7.07)           (1.69)           (1.19)           (0.64)            --
     In Excess of Net Realized Gains ......      --               --              (0.11)            --               --

     Total Distributions ..................     (7.08)           (1.69)           (1.30)           (0.64)            --

Net Asset Value, End of Year ..............$    31.06       $    33.46       $    29.52       $    28.03       $    21.16

Total Return(2) ...........................     17.61%           19.95%           10.79%           36.89%          (2.08)%

RATIOS/SUPPLEMENTAL DATA
                                                 1998             1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................      1.00%            1.00%            1.00%            1.00%            1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets ..............     (0.08)%           0.03%           (0.20)%          (0.30)%          (0.10)%

Portfolio Turnover Rate ...................       128%             107%              87%              87%              78%

Net Assets, End of Year (in millions) .....$   25,396       $   21,695       $   18,266       $   14,376       $   10,344

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   21


SELECT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   48.18       $   41.52       $   39.52       $   37.67       $   45.76

Income From Investment Operations
     Net Investment Income .................     0.12(1)         0.15(1)         0.20(1)         0.33(1)         0.40
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..     9.37           10.51            6.73            4.68           (3.59)

     Total From Investment Operations ......     9.49           10.66            6.93            5.01           (3.19)

Distributions
     From Net Investment Income ............    (0.20)          (0.32)          (0.27)          (0.28)          (0.43)
     From Net Realized Gains on
        Investment Transactions ............    (7.93)          (3.68)          (4.66)          (2.75)          (4.47)
     In Excess of Net Realized Gains .......     --              --              --             (0.13)           --

     Total Distributions ...................    (8.13)          (4.00)          (4.93)          (3.16)          (4.90)

Net Asset Value, End of Year ...............$   49.54       $   48.18       $   41.52       $   39.52       $   37.67

Total Return(2) ............................    22.96%          27.89%          19.76%          15.02%          (7.37)%

RATIOS/SUPPLEMENTAL DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%           1.00%           1.00%           1.00%           1.00%

Ratio of Net Investment Income
to Average Net Assets ......................     0.25%           0.33%           0.50%           0.90%           1.00%

Portfolio Turnover Rate ....................      165%             94%            105%            106%            126%

Net Assets, End of Year (in millions) ......$   5,591       $   4,769       $   4,039       $   4,008       $   4,278

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


22       American Century Investments                          1-800-345-2021


VISTA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996           1995             1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   14.53      $   15.68       $   15.73       $   10.94       $   12.24

Income From Investment Operations
     Net Investment Loss ...................    (0.05)(1)      (0.10)(1)       (0.11)(1)       (0.08)(1)       (0.08)
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (4.41)          0.13            1.09            4.90            0.45

     Total From Investment Operations ......    (4.46)          0.03            0.98            4.82            0.37

Distributions
     From Net Realized Gains on
        Investment Transactions ............    (0.80)         (1.18)          (1.02)          (0.03)          (1.66)
     In Excess of Net Realized Gains .......     --             --             (0.01)           --             (0.01)

     Total Distributions ...................    (0.80)         (1.18)          (1.03)          (0.03)          (1.67)

Net Asset Value, End of Year ...............$    9.27      $   14.53       $   15.68       $   15.73       $   10.94

Total Return(2) ............................   (31.94)%         0.29%           6.96%          44.20%           4.16%

RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%           0.98%           1.00%

Ratio of Net Investment Loss
to Average Net Assets ......................    (0.42)%        (0.73)%         (0.70)%         (0.60)%         (0.80)%

Portfolio Turnover Rate ....................      229%            96%             91%             89%            111%

Net Assets, End of Year (in millions) ......$     895      $   1,828       $   2,276       $   1,676       $     792

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   23


HERITAGE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996          1995            1994

------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$   10.07      $    9.91       $   10.07     $    9.53       $   10.00

Net Asset Value, Beginning of Year .........$   14.86      $   12.24       $   11.75     $   10.32       $   11.03
Income From Investment Operations
     Net Investment Income .................     0.03(1)        0.01(1)        --(1)          0.05(1)         0.07
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (2.14)          3.41            1.15          1.96           (0.21)

     Total From Investment Operations ......    (2.11)          3.42            1.15          2.01           (0.14)

Distributions
     From Net Investment Income ............    (0.07)         (0.09)          (0.05)        (0.03)          (0.06)
     From Net Realized Gains on
        Investment Transactions ............    (2.70)         (0.71)          (0.61)        (0.52)          (0.50)
     In Excess of Net Realized Gains .......     --             --              --           (0.03)          (0.01)

     Total Distributions ...................    (2.77)         (0.80)          (0.66)        (0.58)          (0.57)

Net Asset Value, End of Year ...............$    9.98      $   14.86       $   12.24     $   11.75       $   10.32

Total Return(2) ............................   (15.87)%        29.56%          10.44%        21.04%          (1.13)%

RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996          1995            1994
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%         0.99%           1.00%

Ratio of Net Investment Income
to Average Net Assets ......................     0.29%          0.05%           --            0.50%           0.70%

Portfolio Turnover Rate ....................      148%            69%            122%          121%            136%

Net Assets, End of Year (in millions) ......$     978      $   1,321       $   1,083     $   1,008       $     897

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


24       American Century Investments                           1-800-345-2021


NOTES


         www.americancentury.com              American Century Investments   25


[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

Investment Company Act File No. 811-0816

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)


                         [american century logo(reg.sm)]
                                    American
                                     Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                       Kansas City, Missouri 64141-6200
                        1-800-345-2021 or 816-531-5575

9902
SH-PRS-14875

[front cover]

                                AMERICAN CENTURY

                                   Prospectus

                                                                    Growth Fund
                                                                     Ultra Fund
                                                                    Select Fund
                                                                     Vista Fund
                                                                  Heritage Fund

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century


 [left margin]

                                                                  MARCH 1, 1999
                                                                  ADVISOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The funds' primary investments and risks

     *   A description of who may or may not want to invest in the funds

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                *   Aggressive
        *  Growth and Income                     *   Moderate
        *  Income                                *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

[left margin]

[american century logo(reg.sm)]
American
Century


                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385


TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Growth Fund
     Ultra Fund
     Select Fund
     Vista Fund
     Heritage Fund
Management ................................................................    8
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   16
Financial Highlights ......................................................   17
Performance Information of Other Class ....................................   23

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                          American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 4.

The funds' principal risks include


* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the funds' shares may fluctuate significantly in the short term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the funds' short-term price volatility

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]


[graphic of hand with index finger pointing] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                            1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


*  to exchange into the Advisor Class shares of other American Century funds


The following tables describe the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)


          Management  Distribution and         Other       Total Annual Fund
          Fee         Service (12b-1) Fees(1)  Expenses(2) Operating Expenses
--------------------------------------------------------------------------------
Growth    0.75%       0.50%                    0.00%       1.25%
--------------------------------------------------------------------------------
Ultra     0.75%       0.50%                    0.00%       1.25%
--------------------------------------------------------------------------------
Select    0.75%       0.50%                    0.00%       1.25%
--------------------------------------------------------------------------------
Vista     0.75%       0.50%                    0.00%       1.25%
--------------------------------------------------------------------------------
Heritage  0.75%       0.50%                    0.00%       1.25%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 16.


(2) Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

             1 year       3 years      5 years      10 years
--------------------------------------------------------------------------------
Growth       $127         $395         $683         $1503
--------------------------------------------------------------------------------
Ultra        $127         $395         $683         $1503
--------------------------------------------------------------------------------
Select       $127         $395         $683         $1503
--------------------------------------------------------------------------------
Vista        $127         $395         $683         $1503
--------------------------------------------------------------------------------
Heritage     $127         $395         $683         $1503


[left margin]

[graphic of hand with index finger pointing] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


     www.americancentury.com                   American Century Investments   3


INFORMATION ABOUT THE FUNDS


GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of hand with index finger pointing] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.



4        American Century Investments                            1-800-345-3533



WHAT KINDS OF SECURITIES DO THE FUNDS BUY?


The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a MARKET CAPITALIZATION in excess of $5 billion.


* Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $6 billion, and smaller companies generally have a market capitalization below $1 billion.


* Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


[left margin]

MARKET CAPITALIZATION is the value of a company, as determined by multiplying the number of shares of its stock outstanding by its current market price per share.


    www.americancentury.com                    American Century Investments   5


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the historical returns from year to year.


[bar chart - data below]

         Growth     Ultra      Select      Vista      Heritage
1998     36.49%     34.21%     35.29%     -14.45%     -0.31%
1997                22.83%                 -8.82%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the funds' Advisor Class shares for a calendar quarter during the period reflected by the preceding chart are provided in the following chart to indicate the historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.


[bar chart - data below]

                Lowest                  Highest
Growth      -7.98% 3Q 1998          20.49% 4Q 1998
Ultra      -11.83% 3Q 1998          22.91% 4Q 1998
Select      -7.49% 3Q 1998          22.21% 4Q 1998
Vista      -27.55% 3Q 1998          17.89% 3Q 1997
Heritage   -21.20% 3Q 1998          17.70% 4Q 1998

[left margin]

[graphic of hand with index finger pointing] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.



6        American Century Investments                            1-800-345-3533



Average Annual Returns


The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated during the life of the class. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1998                1 year           Life of Class(1)
--------------------------------------------------------------------------------
Growth                                 36.49%           33.86%
Russell 1000 Growth Index              38.71%           31.85%
--------------------------------------------------------------------------------
Ultra                                  34.21%           25.21%
S&P 500 Index                          28.68%           31.19%
--------------------------------------------------------------------------------
Select                                 35.29%           26.77%
S&P 500 Index                          28.68%           23.88%
--------------------------------------------------------------------------------
Vista                                  -14.45%          -13.30%
Russell 2500 Growth Index              3.10%            8.21%
--------------------------------------------------------------------------------
Heritage                               -0.31%           0.59%
S&P MidCap 400 Index                   18.25%           17.68%(2)

(1) The inception dates for the Advisor Class of the funds are Growth, June 4, 1997; Select, August 8, 1997; Ultra and Vista, October 2, 1996; and Heritage, July 11, 1997.

(2) The inception date for the S&P MidCap 400 Index is July 31, 1997.


Performance Information of Other Class


The original class of shares of the funds was the Investor Class. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page 23.


[left margin]

[graphic  of  hand  with  index  finger   pointing]   For  current   performance
information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


    www.americancentury.com                    American Century Investments   7


MANAGEMENT

WHO MANAGES THE FUNDS?


The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.


THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.75% of the average net assets of the Advisor Class of shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment teams are identified below:

Growth

C. KIM GOODWIN


Ms. Goodwin, Senior Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997, and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance and a master's in public affairs from the University of Texas.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


8        American Century Investments                            1-800-345-3533


GREGORY J. WOODHAMS


Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.


Ultra

JAMES E. STOWERS III


Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.


JOHN R. SYKORA


Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.


BRUCE A. WIMBERLY


Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University, from August 1992 to August 1994, where he obtained his MBA. He also has a bachelor of arts from Middlebury College.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages Ultra since September 1994 and was promoted to Portfolio Manager in February 1999. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree from the Air Force Institute of Technology. He also has an MBA from Baker University.


Select

JEAN C. LEDFORD


Ms. Ledford, Senior Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin
Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.


RICHARD S. WELSH


Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.


     www.americancentury.com                   American Century Investments   9



Vista

ARNOLD K. DOUVILLE


Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.


GLENN A. FOGLE

Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage

HAROLD S. BRADLEY


Mr. Bradley, Senior Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.


LINDA K. PETERSON


Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.


10        American Century Investments                           1-800-345-3533



FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



    www.americancentury.com                   American Century Investments   11



INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received. The funds have authorized those intermediaries to accept orders on the funds' behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[left margin]


[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


12        American Century Investments                           1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.



    www.americancentury.com                   American Century Investments   13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.



14        American Century Investments                           1-800-345-3533



TAXES


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:



Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON TRANSACTIONS

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

[graphic of hand with index finger pointing] BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


    www.americancentury.com                   American Century Investments   15


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


SERVICE AND DISTRIBUTION FEES


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds pay an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


16        American Century Investments                           1-800-345-3533



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1998, which are incorporated by reference into the Statement of Additional Information, and are available upon request.



    www.americancentury.com                   American Century Investments   17



GROWTH FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                          1998          1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................$   27.84     $   24.36


Income From Investment Operations
     Net Investment Loss(2) .........................    (0.08)        (0.06)
     Net Realized and Unrealized Gain
        on Investment Transactions ..................     4.35          3.54

     Total From Investment Operations ...............     4.27          3.48

Distributions
     From Net Realized Gains on
        Investment Transactions .....................    (4.14)         --

Net Asset Value, End of Period ......................$   27.97     $   27.84

Total Return(3) .....................................    18.23%        14.29%


RATIOS/SUPPLEMENTAL DATA
                                                          1998          1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ...     1.25%         1.25%(4)


Ratio of Net Investment Loss to Average Net Assets ..    (0.27)%   (0.47)%(4)

Portfolio Turnover Rate .............................      126%           75%

Net Assets, End of Period (in thousands) ............$   5,570     $   2,200

(1) June 4, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.



18        American Century Investments                           1-800-345-3533


ULTRA FUND

Advisor Class



For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                              1998           1997           1996(1)


-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...$    33.36     $    29.52       $    29.55

Income From Investment Operations
     Net Investment Loss(2) ............     (0.11)         (0.07)           (0.02)
     Net Realized and Unrealized
        Gain (Loss) on
        Investment Transactions ........      4.73           5.60            (0.01)

     Total From Investment Operations ..      4.62           5.53            (0.03)

Distributions
     From Net Realized Gains on
        Investment Transactions ........     (6.98)         (1.69)            --

Net Asset Value, End of Period .........$    31.00     $    33.36       $    29.52

Total Return(3) ........................     17.36%         19.59%           (0.10)%


RATIOS/SUPPLEMENTAL DATA
                                              1998           1997             1996(1)
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ..................      1.25%          1.25%            1.25%(4)


Ratio of Net Investment Loss
to Average Net Assets ..................     (0.33)%        (0.22)%     (0.80)%(4)

Portfolio Turnover Rate ................       128%           107%              87%

Net Assets, End of Period
(in thousands) .........................$   98,965     $   30,827       $   13,051

(1) October 2, 1996 (commencement of sale) through October 31, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


    www.americancentury.com                   American Century Investments   19



SELECT FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                 1998            1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$   48.16       $   49.43


Income From Investment Operations
     Net Investment Loss(2) ................     --             (0.02)
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..     9.37           (1.25)

     Total From Investment Operations ......     9.37           (1.27)

Distributions
     From Net Investment Income ............    (0.16)           --
     From Net Realized Gains
        on Investment Transactions .........    (7.93)           --

     Total Distributions ...................    (8.09)           --

Net Asset Value, End of Period .............$   49.44       $   48.16

Total Return(3) ............................    22.67%          (2.57)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998            1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.25%           1.25%(4)


Ratio of Net Investment Loss
to Average Net Assets ......................     --         (0.17)%(4)

Portfolio Turnover Rate ....................      165%             94%

Net Assets, End of Period (in thousands) ...$   1,617       $   1,289

(1) August 8, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.



20       American Century Investments                           1-800-345-3533


VISTA FUND

Advisor Class



For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                             1998          1997            1996(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...$   14.50     $   15.67       $   16.87


Income From Investment Operations
     Net Investment Loss(2) ............    (0.08)        (0.14)          (0.02)
     Net Realized and Unrealized
        Gain (Loss) on
        Investment Transactions ........    (4.39)         0.15           (1.18)

     Total From Investment Operations ..    (4.47)         0.01           (1.20)

Distributions
     From Net Realized Gains on
        Investment Transactions ........    (0.80)        (1.18)           --

Net Asset Value, End of Period .........$    9.23     $   14.50       $   15.67

Total Return(3) ........................   (32.08)%        0.15%          (7.11)%


RATIOS/SUPPLEMENTAL DATA
                                             1998          1997            1996(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ..................     1.25%         1.25%           1.25%(4)


Ratio of Net Investment Loss
to Average Net Assets ..................    (0.67)%       (0.98)%     (1.20)%(4)

Portfolio Turnover Rate ................      229%           96%             91%

Net Assets, End of Period
(in thousands) .........................$   4,052     $   6,553       $   5,646

(1) October 2, 1996 (commencement of sale) through October 31, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


    www.americancentury.com                   American Century Investments   21



HERITAGE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                       1998            1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..........    $  14.85        $  14.23


Income From Investment Operations
     Net Investment Income (Loss)(2) ..........        0.02           (0.01)
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions .....       (2.14)           0.63

     Total From Investment Operations .........       (2.12)           0.62

Distributions
     From Net Investment Income ...............       (0.07)           --
     From Net Realized Gains on
        Investment Transactions ...............       (2.70)           --

     Total Distributions ......................       (2.77)           --

Net Asset Value, End of Period ................    $   9.96        $  14.85

Total Return(3) ...............................      (16.03)%          4.36%


RATIOS/SUPPLEMENTAL DATA
                                                       1998            1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .........................        1.25%           1.25%(4)


Ratio of Net Investment Income (Loss)
to Average Net Assets .........................        0.04%       (0.23)%(4)

Portfolio Turnover Rate .......................         148%             69%

Net Assets, End of Period (in thousands) ......    $    748        $    120

(1) July 11, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.



22       American Century Investments                           1-800-345-3533



PERFORMANCE INFORMATION OF OTHER CLASS


The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.


The tables itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).


On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate


* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1998, which are incorporated by reference into the Statement of Additional Information, and are available upon request.



    www.americancentury.com                   American Century Investments   23



GROWTH FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                1998            1997            1996            1995            1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$   27.86       $   22.21       $   23.88       $   22.99       $   25.27


Income From Investment Operations
     Net Investment Income (Loss) .........    (0.01)(1)        0.01(1)        (0.01)(1)        0.08(1)         0.06
     Net Realized and Unrealized Gain on
        Investment Transactions ...........     4.35            6.07            1.47            4.08            0.48

     Total From Investment Operations .....     4.34            6.08            1.46            4.16            0.54

Distributions
     From Net Investment Income ...........     --             (0.18)          (0.07)          (0.05)          (0.06)
     From Net Realized Gains on
        Investment Transactions ...........    (4.17)          (0.25)          (2.98)          (3.18)          (2.76)
     In Excess of Net Realized Gains ......     --              --             (0.08)          (0.04)           --

     Total Distributions ..................    (4.17)          (0.43)          (3.13)          (3.27)          (2.82)

Net Asset Value, End of Year ..............$   28.03       $   27.86       $   22.21       $   23.88       $   22.99

Total Return(2) ...........................    18.53%          27.85%           8.18%          22.31%           2.66%


RATIOS/SUPPLEMENTAL DATA
                                                1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................     1.00%           1.00%           1.00%           1.00%           1.00%


Ratio of Net Investment Income
(Loss) to Average Net Assets ..............    (0.02)%          0.02%          (0.10)%          0.40%           0.30%

Portfolio Turnover Rate ...................      126%             75%            122%            141%            100%

Net Assets, End of Year (in millions) .....$   6,097       $   5,113       $   4,765       $   5,130       $   4,363

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are annualized.



24       American Century Investments                          1-800-345-3533


ULTRA FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998             1997             1996             1995             1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$    33.46       $    29.52       $    28.03       $    21.16       $    21.61


Income From Investment Operations
     Net Investment Income (Loss) .........     (0.02)(1)         0.01(1)         (0.05)(1)        (0.07)(1)        (0.03)
     Net Realized and Unrealized Gain
       (Loss) on Investment Transactions ..      4.70             5.62             2.84             7.58            (0.42)

     Total From Investment Operations .....      4.68             5.63             2.79             7.51            (0.45)

Distributions
     From Net Investment Income ...........     (0.01)            --               --               --               --
     From Net Realized Gains on
        Investment Transactions ...........     (7.07)           (1.69)           (1.19)           (0.64)            --
     In Excess of Net Realized Gains ......      --               --              (0.11)            --               --

     Total Distributions ..................     (7.08)           (1.69)           (1.30)           (0.64)            --

Net Asset Value, End of Year ..............$    31.06       $    33.46       $    29.52       $    28.03       $    21.16

Total Return(2) ...........................     17.61%           19.95%           10.79%           36.89%          (2.08)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998             1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................      1.00%            1.00%            1.00%            1.00%            1.00%


Ratio of Net Investment Income
(Loss) to Average Net Assets ..............     (0.08)%           0.03%           (0.20)%          (0.30)%          (0.10)%

Portfolio Turnover Rate ...................       128%             107%              87%              87%              78%

Net Assets, End of Year (in millions) .....$   25,396       $   21,695       $   18,266       $   14,376       $   10,344

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   25



SELECT FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   48.18       $   41.52       $   39.52       $   37.67       $   45.76


Income From Investment Operations
     Net Investment Income .................     0.12(1)         0.15(1)         0.20(1)         0.33(1)         0.40
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..     9.37           10.51            6.73            4.68           (3.59)

     Total From Investment Operations ......     9.49           10.66            6.93            5.01           (3.19)

Distributions
     From Net Investment Income ............    (0.20)          (0.32)          (0.27)          (0.28)          (0.43)
     From Net Realized Gains on
        Investment Transactions ............    (7.93)          (3.68)          (4.66)          (2.75)          (4.47)
     In Excess of Net Realized Gains .......     --              --              --             (0.13)           --

     Total Distributions ...................    (8.13)          (4.00)          (4.93)          (3.16)          (4.90)

Net Asset Value, End of Year ...............$   49.54       $   48.18       $   41.52       $   39.52       $   37.67

Total Return(2) ............................    22.96%          27.89%          19.76%          15.02%          (7.37)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%           1.00%           1.00%           1.00%           1.00%


Ratio of Net Investment Income
to Average Net Assets ......................     0.25%           0.33%           0.50%           0.90%           1.00%

Portfolio Turnover Rate ....................      165%             94%            105%            106%            126%

Net Assets, End of Year (in millions) ......$   5,591       $   4,769       $   4,039       $   4,008       $   4,278

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.



26       American Century Investments                          1-800-345-3533


VISTA FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996           1995             1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   14.53      $   15.68       $   15.73       $   10.94       $   12.24


Income From Investment Operations
     Net Investment Loss ...................    (0.05)(1)      (0.10)(1)       (0.11)(1)       (0.08)(1)       (0.08)
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (4.41)          0.13            1.09            4.90            0.45

     Total From Investment Operations ......    (4.46)          0.03            0.98            4.82            0.37

Distributions
     From Net Realized Gains on
        Investment Transactions ............    (0.80)         (1.18)          (1.02)          (0.03)          (1.66)
     In Excess of Net Realized Gains .......     --             --             (0.01)           --             (0.01)

     Total Distributions ...................    (0.80)         (1.18)          (1.03)          (0.03)          (1.67)

Net Asset Value, End of Year ...............$    9.27      $   14.53       $   15.68       $   15.73       $   10.94

Total Return(2) ............................   (31.94)%         0.29%           6.96%          44.20%           4.16%


RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%           0.98%           1.00%


Ratio of Net Investment Loss
to Average Net Assets ......................    (0.42)%        (0.73)%         (0.70)%         (0.60)%         (0.80)%

Portfolio Turnover Rate ....................      229%            96%             91%             89%            111%

Net Assets, End of Year (in millions) ......$     895      $   1,828       $   2,276       $   1,676       $     792

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   27



HERITAGE FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996          1995            1994


------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$   10.07      $    9.91       $   10.07     $    9.53       $   10.00

Net Asset Value, Beginning of Year .........$   14.86      $   12.24       $   11.75     $   10.32       $   11.03
Income From Investment Operations
     Net Investment Income .................     0.03(1)        0.01(1)        --(1)          0.05(1)         0.07
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (2.14)          3.41            1.15          1.96           (0.21)

     Total From Investment Operations ......    (2.11)          3.42            1.15          2.01           (0.14)

Distributions
     From Net Investment Income ............    (0.07)         (0.09)          (0.05)        (0.03)          (0.06)
     From Net Realized Gains on
        Investment Transactions ............    (2.70)         (0.71)          (0.61)        (0.52)          (0.50)
     In Excess of Net Realized Gains .......     --             --              --           (0.03)          (0.01)

     Total Distributions ...................    (2.77)         (0.80)          (0.66)        (0.58)          (0.57)

Net Asset Value, End of Year ...............$    9.98      $   14.86       $   12.24     $   11.75       $   10.32

Total Return(2) ............................   (15.87)%        29.56%          10.44%        21.04%          (1.13)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996          1995            1994
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%         0.99%           1.00%


Ratio of Net Investment Income
to Average Net Assets ......................     0.29%          0.05%           --            0.50%           0.70%

Portfolio Turnover Rate ....................      148%            69%            122%          121%            136%

Net Assets, End of Year (in millions) ......$     978      $   1,321       $   1,083     $   1,008       $     897

(1) Computed using average shares outstanding throughout the period.


(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


28       American Century Investments                           1-800-345-3533



NOTES


    www.americancentury.com                   American Century Investments   29


[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


Investment Company Act File No. 811-0816


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)



                        [american century logo(reg.sm)]
                                    American
                                    Century


                          AMERICAN CENTURY INVESTMENTS
                               P.O. Box 419385
                       Kansas City, Missouri 64141-6385
                        1-800-345-3533 or 816-531-5575


9902
SH-PRS-14876

[front cover]


                                AMERICAN CENTURY

                                   Prospectus

                                                                    Growth Fund
                                                                     Ultra Fund
                                                                    Select Fund
                                                                     Vista Fund
                                                                  Heritage Fund


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century



MARCH 1, 1999
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.


[inside front cover]

Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The funds' primary investments and risks

     *   A description of who may or may not want to invest in the funds

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
        *  Growth                                *   Aggressive
        *  Growth and Income                     *   Moderate
        *  Income                                *   Conservative
        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

[left margin]

                        [american century logo(reg.sm)]
                                    American
                                    Century

                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385


TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Growth Fund
     Ultra Fund
     Select Fund
     Vista Fund
     Heritage Fund
Management ................................................................    8
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   16
Taxes .....................................................................   17
Multiple Class Information ................................................   18
Financial Highlights ......................................................   19
Performance Information of Other Class ....................................   25

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                          American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 4.

The funds' principal risks include


* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the funds' shares may fluctuate significantly in the short term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the funds' short-term price volatility

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment


[graphic of hand with index finger pointing] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                            1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


* to exchange into the Institutional Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)

          Management  Distribution and      Other        Total Annual Fund
          Fee         Service (12b-1) Fees  Expenses(1)  Operating Expenses
--------------------------------------------------------------------------------
Growth    0.80%       None                  0.00%        0.80%
--------------------------------------------------------------------------------
Ultra     0.80%       None                  0.00%        0.80%
--------------------------------------------------------------------------------
Select    0.80%       None                  0.00%        0.80%
--------------------------------------------------------------------------------
Vista     0.80%       None                  0.00%        0.80%
--------------------------------------------------------------------------------
Heritage  0.80%       None                  0.00%        0.80%

(1) Other  expenses,   which  include  the  fees  and  expenses  of  the  funds'
    independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

            1 year      3 years      5 years        10 years
--------------------------------------------------------------------------------
Growth      $82         $255         $443           $987
--------------------------------------------------------------------------------
Ultra       $82         $255         $443           $987
--------------------------------------------------------------------------------
Select      $82         $255         $443           $987
--------------------------------------------------------------------------------
Vista       $82         $255         $443           $987
--------------------------------------------------------------------------------
Heritage    $82         $255         $443           $987

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



     www.americancentury.com                   American Century Investments   3


INFORMATION ABOUT THE FUNDS


GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of hand with index finger pointing] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


4        American Century Investments                            1-800-345-3533


WHAT KINDS OF SECURITIES DO THE FUNDS BUY?


The funds will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The funds limit their purchase of debt securities to investment-grade obligations.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size. Companies considered to be large generally have a MARKET CAPITALIZATION in excess of $5 billion.


* Vista and Heritage generally invest in medium-sized and smaller companies, although they may purchase companies of any size. Companies considered to be medium sized generally have a market capitalization between $1 billion and $6 billion, and smaller companies generally have a market capitalization below $1 billion.


* Eighty percent (80%) of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


[left margin]

MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.


    www.americancentury.com                    American Century Investments   5


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of the class. It indicates the volatility of the historical returns from year to year.


[bar chart - data below]

         Growth     Ultra      Select      Vista      Heritage
1998     37.12%     34.84%     35.93%     -13.98%      0.14%
1997                23.36%                 -8.54%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the funds' Institutional Class shares for a calendar quarter during the period reflected by the above bar chart are provided below to indicate the historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.


[bar chart - data below]

                Lowest                  Highest
Growth      -7.89% 3Q 1998          20.55% 4Q 1998
Ultra      -11.71% 3Q 1998          23.03% 4Q 1998
Select      -7.40% 3Q 1998          22.40% 4Q 1998
Vista      -27.47% 3Q 1998          17.99% 3Q 1997
Heritage   -21.13% 3Q 1998          17.75% 4Q 1998

[left margin]

[graphic of hand with index finger pointing] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


6        American Century Investments                             1-800-345-3533


Average Annual Returns


The following table shows the average annual returns of the funds' Institutional Class shares for the periods indicated during the life of the class. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1998                1 year           Life of Fund(1)
--------------------------------------------------------------------------------
Growth                                 37.12%           30.50%
Russell 1000 Growth Index              38.71%           31.85%(2)
--------------------------------------------------------------------------------
Ultra                                  34.84%           24.96%
S&P 500 Index                          28.68%           29.56%
--------------------------------------------------------------------------------
Select                                 35.93%           34.66%
S&P 500 Index                          28.68%           30.21%
--------------------------------------------------------------------------------
Vista                                  -13.98%          -10.70%
Russell 2500 Growth Index              3.10%            8.66%(3)
--------------------------------------------------------------------------------
Heritage                               0.14%            3.96%
S&P Mid Cap 400 Index                  18.25%           22.34%

(1) The inception dates for the Institutional Class of the funds are Growth and Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista, November 14, 1996.

(2) Benchmark from June 30, 1997.

(3) Benchmark from November 30, 1996.


Performance Information of Other Class


The original class of shares of the fund was the Investor Class. The Institutional Class was not established until 1996. For information about the historical performance of the original class of shares, see page 25.


[graphic  of  hand  with  index  finger   pointing]   For  current   performance
information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


     www.americancentury.com                   American Century Investments  7


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class of shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:


Growth

C. KIM GOODWIN


Ms. Goodwin, Senior Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997, and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance and a master's in public affairs from the University of Texas.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


8        American Century Investments                            1-800-345-3533


GREGORY J. WOODHAMS


Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.


Ultra

JAMES E. STOWERS III


Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.


JOHN R. SYKORA


Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since August 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.


BRUCE A. WIMBERLY


Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University, from August 1992 to August 1994, where he obtained his MBA. He also has a bachelor of arts from Middlebury College.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages Ultra since September 1994 and was promoted to Portfolio Manager in February 1999. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree from the Air Force Institute of Technology. He also has an MBA from Baker University.


Select

JEAN C. LEDFORD


Ms. Ledford, Senior Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin
Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.


RICHARD S. WELSH


Mr. Welsh, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.



     www.americancentury.com                   American Century Investments   9


Vista

ARNOLD K. DOUVILLE


Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.


GLENN A. FOGLE

Mr. Fogle, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage

HAROLD S. BRADLEY


Mr. Bradley, Senior Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.


LINDA K. PETERSON


Ms. Peterson, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.



10        American Century Investments                           1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


    www.americancentury.com                   American Century Investments   11


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN BELOW-MINIMUM ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


12        American Century Investments                           1-800-345-3533


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE
[graphic of hand with index finger pointing] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed.
Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


    www.americancentury.com                   American Century Investments   13



ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.



14        American Century Investments                           1-800-345-3533


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[left margin]

[graphic of hand with index finger pointing] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


    www.americancentury.com                   American Century Investments   15


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


16        American Century Investments                           1-800-345-3533


TAXES


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution      Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                      or above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate        Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


    www.americancentury.com                   American Century Investments   17


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



18       American Century Investments                           1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1998, which are incorporated by reference into the Statement of Additional Information and are available upon request.



    www.americancentury.com                   American Century Investments   19



GROWTH FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                       1998             1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........     $  27.88         $  25.75


Income From Investment Operations
     Net Investment Income(2) ................         0.05             0.01
     Net Realized and Unrealized Gain
        on Investment Transactions ...........         4.34             2.12

     Total From Investment Operations ........         4.39             2.13

Distributions
     From Net Realized Gains on
        Investment Transactions ..............        (4.19)            --

Net Asset Value, End of Period ...............     $  28.08         $  27.88

Total Return(3) ..............................        18.77%            8.27%


RATIOS/SUPPLEMENTAL DATA
                                                       1998             1997(1)
--------------------------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets ........................         0.18%            0.07%(4)


Portfolio Turnover Rate ......................          126%              75%

Net Assets, End of Period (in thousands) .....     $    465         $    171

(1) June 16, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


20       American Century Investments                           1-800-345-3533



ULTRA FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                       1998             1997(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ........    $    33.53       $    30.78


Income From Investment Operations
     Net Investment Income(2) ...............          0.03             0.06
     Net Realized and Unrealized Gain
        on Investment Transactions ..........          4.72             4.38

     Total From Investment Operations .......          4.75             4.44

Distributions
     From Net Investment Income .............         (0.09)            --
     From Net Realized Gains
        on Investment Transactions ..........         (7.07)           (1.69)

     Total Distributions ....................         (7.16)           (1.69)

Net Asset Value, End of Period ..............    $    31.12       $    33.53

Total Return(3) .............................         17.85%           15.28%


RATIOS/SUPPLEMENTAL DATA
                                                       1998             1997(1)
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .......................          0.80%            0.80%(4)


Ratio of Net Investment Income
to Average Net Assets .......................          0.12%            0.23%(4)

Portfolio Turnover Rate .....................           128%             107%

Net Assets, End of Period (in thousands) ....    $   36,065       $      334

(1) November 14, 1996 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total return for periods less than one year are not annualized.

(4) Annualized.


    www.americancentury.com                   American Century Investments   21



SELECT FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                        1998            1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........    $    48.24      $    40.56


Income From Investment Operations
     Net Investment Income(2) ................          0.22            0.13
     Net Realized and Unrealized Gain
        on Investment Transactions ...........          9.37            7.55

     Total From Investment Operations ........          9.59            7.68

Distributions
     From Net Investment Income ..............         (0.27)           --
     From Net Realized Gains on
        Investment Transactions ..............         (7.93)           --

     Total Distributions .....................         (8.20)           --

Net Asset Value, End of Period ...............    $    49.63      $    48.24

Total Return(3) ..............................         23.22%          18.93%


RATIOS/SUPPLEMENTAL DATA
                                                        1998            1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ........................          0.80%           0.80%(4)


Ratio of Net Investment Income
to Average Net Assets ........................          0.45%           0.45%(4)

Portfolio Turnover Rate ......................           165%             94%

Net Assets, End of Period (in thousands) .....    $      173      $   11,486

(1) March 13, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


22       American Century Investments                           1-800-345-3533



VISTA FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                       1998         1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ........    $     14.56     $       15.73


Income From Investment Operations
    Net Investment Loss(2) ..................          (0.01)            (0.07)
    Net Realized and Unrealized Gain
       (Loss) on Investment Transactions ....          (4.43)             0.08

    Total From Investment Operations ........          (4.44)             0.01

Distributions
    From Net Realized Gains
       on Investment Transactions ...........          (0.80)            (1.18)

Net Asset Value, End of Period ..............    $      9.32     $       14.56

Total Return(3) .............................         (31.72)%            0.17%


RATIOS/SUPPLEMENTAL DATA
                                                     1998              1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .......................           0.80%           0.80%(4)


Ratio of Net Investment Loss
to Average Net Assets .......................         (0.22)%         (0.53)%(4)

Portfolio Turnover Rate .....................            229%             96%

Net Assets, End of Period (in thousands) ....    $     60        $       13,581

(1) November 14, 1996 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


    www.americancentury.com                   American Century Investments   23



HERITAGE FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                       1998             1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........     $  14.87         $  13.60


Income From Investment Operations
     Net Investment Income(2) ................         0.06             0.01
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ....        (2.14)            1.26

     Total From Investment Operations ........        (2.08)            1.27

Distributions
     From Net Investment Income ..............        (0.09)            --
     From Net Realized Gains
        on Investment Transactions ...........        (2.70)            --

     Total Distributions .....................        (2.79)            --

Net Asset Value, End of Period ...............     $  10.00         $  14.87

Total Return(3) ..............................       (15.67)%           9.34%


RATIOS/SUPPLEMENTAL DATA
                                                       1998             1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ........................         0.80%            0.80%(4)


Ratio of Net Investment Income
to Average Net Assets ........................         0.49%            0.21%(4)

Portfolio Turnover Rate ......................          148%              69%

Net Assets, End of Period (in thousands) .....     $     70         $    129

(1) June 16, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


24       American Century Investments                           1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS


The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1998, which are incorporated by reference into the Statement of Additional Information and are available upon request.



     www.americancentury.com                   American Century Investments   25


GROWTH FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                1998            1997            1996            1995            1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$   27.86       $   22.21       $   23.88       $   22.99       $   25.27


Income From Investment Operations
     Net Investment Income (Loss) .........    (0.01)(1)        0.01(1)        (0.01)(1)        0.08(1)         0.06
     Net Realized and Unrealized Gain on
        Investment Transactions ...........     4.35            6.07            1.47            4.08            0.48

     Total From Investment Operations .....     4.34            6.08            1.46            4.16            0.54

Distributions
     From Net Investment Income ...........     --             (0.18)          (0.07)          (0.05)          (0.06)
     From Net Realized Gains on
        Investment Transactions ...........    (4.17)          (0.25)          (2.98)          (3.18)          (2.76)
     In Excess of Net Realized Gains ......     --              --             (0.08)          (0.04)           --

     Total Distributions ..................    (4.17)          (0.43)          (3.13)          (3.27)          (2.82)

Net Asset Value, End of Year ..............$   28.03       $   27.86       $   22.21       $   23.88       $   22.99

Total Return(2) ...........................    18.53%          27.85%           8.18%          22.31%           2.66%


RATIOS/SUPPLEMENTAL DATA
                                                1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................     1.00%           1.00%           1.00%           1.00%           1.00%


Ratio of Net Investment Income
(Loss) to Average Net Assets ..............    (0.02)%          0.02%          (0.10)%          0.40%           0.30%

Portfolio Turnover Rate ...................      126%             75%            122%            141%            100%

Net Assets, End of Year (in millions) .....$   6,097       $   5,113       $   4,765       $   5,130       $   4,363

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are annualized.


26       American Century Investments                          1-800-345-3533



ULTRA FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998             1997             1996             1995             1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........$    33.46       $    29.52       $    28.03       $    21.16       $    21.61


Income From Investment Operations
     Net Investment Income (Loss) .........     (0.02)(1)         0.01(1)         (0.05)(1)        (0.07)(1)        (0.03)
     Net Realized and Unrealized Gain
       (Loss) on Investment Transactions ..      4.70             5.62             2.84             7.58            (0.42)

     Total From Investment Operations .....      4.68             5.63             2.79             7.51            (0.45)

Distributions
     From Net Investment Income ...........     (0.01)            --               --               --               --
     From Net Realized Gains on
        Investment Transactions ...........     (7.07)           (1.69)           (1.19)           (0.64)            --
     In Excess of Net Realized Gains ......      --               --              (0.11)            --               --

     Total Distributions ..................     (7.08)           (1.69)           (1.30)           (0.64)            --

Net Asset Value, End of Year ..............$    31.06       $    33.46       $    29.52       $    28.03       $    21.16

Total Return(2) ...........................     17.61%           19.95%           10.79%           36.89%          (2.08)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998             1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................      1.00%            1.00%            1.00%            1.00%            1.00%


Ratio of Net Investment Income
(Loss) to Average Net Assets ..............     (0.08)%           0.03%           (0.20)%          (0.30)%          (0.10)%

Portfolio Turnover Rate ...................       128%             107%              87%              87%              78%

Net Assets, End of Year (in millions) .....$   25,396       $   21,695       $   18,266       $   14,376       $   10,344

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   27



SELECT FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   48.18       $   41.52       $   39.52       $   37.67       $   45.76


Income From Investment Operations
     Net Investment Income .................     0.12(1)         0.15(1)         0.20(1)         0.33(1)         0.40
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..     9.37           10.51            6.73            4.68           (3.59)

     Total From Investment Operations ......     9.49           10.66            6.93            5.01           (3.19)

Distributions
     From Net Investment Income ............    (0.20)          (0.32)          (0.27)          (0.28)          (0.43)
     From Net Realized Gains on
        Investment Transactions ............    (7.93)          (3.68)          (4.66)          (2.75)          (4.47)
     In Excess of Net Realized Gains .......     --              --              --             (0.13)           --

     Total Distributions ...................    (8.13)          (4.00)          (4.93)          (3.16)          (4.90)

Net Asset Value, End of Year ...............$   49.54       $   48.18       $   41.52       $   39.52       $   37.67

Total Return(2) ............................    22.96%          27.89%          19.76%          15.02%          (7.37)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998            1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%           1.00%           1.00%           1.00%           1.00%


Ratio of Net Investment Income
to Average Net Assets ......................     0.25%           0.33%           0.50%           0.90%           1.00%

Portfolio Turnover Rate ....................      165%             94%            105%            106%            126%

Net Assets, End of Year (in millions) ......$   5,591       $   4,769       $   4,039       $   4,008       $   4,278

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


28       American Century Investments                          1-800-345-3533



VISTA FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996           1995             1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........$   14.53      $   15.68       $   15.73       $   10.94       $   12.24


Income From Investment Operations
     Net Investment Loss ...................    (0.05)(1)      (0.10)(1)       (0.11)(1)       (0.08)(1)       (0.08)
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (4.41)          0.13            1.09            4.90            0.45

     Total From Investment Operations ......    (4.46)          0.03            0.98            4.82            0.37

Distributions
     From Net Realized Gains on
        Investment Transactions ............    (0.80)         (1.18)          (1.02)          (0.03)          (1.66)
     In Excess of Net Realized Gains .......     --             --             (0.01)           --             (0.01)

     Total Distributions ...................    (0.80)         (1.18)          (1.03)          (0.03)          (1.67)

Net Asset Value, End of Year ...............$    9.27      $   14.53       $   15.68       $   15.73       $   10.94

Total Return(2) ............................   (31.94)%         0.29%           6.96%          44.20%           4.16%


RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996            1995            1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%           0.98%           1.00%


Ratio of Net Investment Loss
to Average Net Assets ......................    (0.42)%        (0.73)%         (0.70)%         (0.60)%         (0.80)%

Portfolio Turnover Rate ....................      229%            96%             91%             89%            111%

Net Assets, End of Year (in millions) ......$     895      $   1,828       $   2,276       $   1,676       $     792

(1) Computed using average shares outstanding throughout the year.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


    www.americancentury.com                   American Century Investments   29



HERITAGE FUND

Investor Class



For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                 1998           1997            1996          1995            1994


------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$   10.07      $    9.91       $   10.07     $    9.53       $   10.00

Net Asset Value, Beginning of Year .........$   14.86      $   12.24       $   11.75     $   10.32       $   11.03
Income From Investment Operations
     Net Investment Income .................     0.03(1)        0.01(1)        --(1)          0.05(1)         0.07
     Net Realized and Unrealized Gain
        (Loss) on Investment Transactions ..    (2.14)          3.41            1.15          1.96           (0.21)

     Total From Investment Operations ......    (2.11)          3.42            1.15          2.01           (0.14)

Distributions
     From Net Investment Income ............    (0.07)         (0.09)          (0.05)        (0.03)          (0.06)
     From Net Realized Gains on
        Investment Transactions ............    (2.70)         (0.71)          (0.61)        (0.52)          (0.50)
     In Excess of Net Realized Gains .......     --             --              --           (0.03)          (0.01)

     Total Distributions ...................    (2.77)         (0.80)          (0.66)        (0.58)          (0.57)

Net Asset Value, End of Year ...............$    9.98      $   14.86       $   12.24     $   11.75       $   10.32

Total Return(2) ............................   (15.87)%        29.56%          10.44%        21.04%          (1.13)%


RATIOS/SUPPLEMENTAL DATA
                                                 1998           1997            1996          1995            1994
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................     1.00%          1.00%           0.99%         0.99%           1.00%


Ratio of Net Investment Income
to Average Net Assets ......................     0.29%          0.05%           --            0.50%           0.70%

Portfolio Turnover Rate ....................      148%            69%            122%          121%            136%

Net Assets, End of Year (in millions) ......$     978      $   1,321       $   1,083     $   1,008       $     897

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.



30        American Century Investments                           1-800-345-3533



NOTES



   www.americancentury.com                   American Century Investments   31


NOTES


32        American Century Investments                           1-800-345-3533



NOTES



    www.americancentury.com                   American Century Investments   33


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

Investment Company Act File No. 811-0816

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)


                         [american century logo(reg.sm)]
                                    American
                                     Century


                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

9902
SH-PRS-14877

[FRONT COVER]


                               American Century

                                  Prospectus

                             Giftrust(reg.sm) Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


[LEFT MARGIN]


MARCH 1, 1999
INVESTOR CLASS

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

Distributed by
Funds Distributor, Inc.

[END LEFT MARGIN]


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

    *  Growth                              *   Aggressive
    *  Growth and Income                   *   Moderate
    *  Income                              *   Conservative
    *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                     Sincerely,

                                     /s/Mark Killen
                                     Mark Killen
                                     Senior Vice President
                                     American Century Investment Services, Inc.

[LEFT MARGIN]

                         [american century logo(reg.sm)]
                                    American
                                     Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                  64141-6200

[END LEFT MARGIN]


TABLE OF CONTENTS

An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Management ................................................................    7
How to Invest in Giftrust .................................................    9
Managing the Account of a Matured Giftrust ................................   10
Share Price and Distributions .............................................   12
Taxes .....................................................................   13
Financial Highlights ......................................................   14

[LEFT MARGIN CALLOUT]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+ This symbol highlights special information and helpful tips.


                                                   American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of growing, small- to medium-sized companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 4.

The fund's principal risks include:


* Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in short term.


WHO MAY WANT TO INVEST IN THE FUND?


The fund may be a good investment if you are looking for a unique way to give a gift to a child or another individual. You cannot establish or make investments in a Giftrust for yourself, your spouse or an entity other than an individual (such as a corporation, partnership or other profit or nonprofit organization) as a beneficiary. Instead, you must establish an irrevocable trust using the Giftrust Agreement, which is part of the Giftrust Kit from American Century.


The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first gift in the Giftrust or until the recipient reaches the age of majority, whichever is later. THE GIFTRUST IS IRREVOCABLE. BEFORE THE MATURITY DATE YOU SPECIFY, NEITHER YOU NOR THE BENEFICIARY MAY AMEND THE TERMS OF THE TRUST IN ANY WAY.

The beneficiary is not required to redeem the account when it reaches maturity. The beneficiary may redeem, exchange or leave all or a portion of the account proceeds in the Giftrust after the term of the trust expires. But additional investments are not allowed, except for reinvestment of distributions.

WHO MAY NOT WANT TO INVEST IN THE FUND?


The fund is not a good investment if you are


*  uncomfortable giving up control over your gift

* uncomfortable with the risks associated with the fund's investment strategy and its short-term volatility


* intending to make a gift that qualifies for the annual Gift Tax exclusion (see "Gift Taxes" on page 13)


[LEFT MARGIN CALLOUT]


+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


[END LEFT MARGIN CALLOUT]


2       American Century Investments                             1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to establish a Giftrust account

*  to reinvest dividends in additional shares

* for the beneficiary to exchange into the Investor Class shares of other American Century funds once the Giftrust has matured


The following tables describe the fees and expenses that a Giftrust will pay during the life of the trust.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management   Distribution and       Other         Total Annual Fund
           Fee          Service (12b-1) Fees   Expenses(1)   Operating Expenses
--------------------------------------------------------------------------------
Giftrust   1.00%        None                   0.00%         1.00%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds.
Assuming . . .


*  you establish a $10,000 Giftrust account


*  the account earns a 5% return each year


*  the same operating expenses shown above apply each year


 . . . the cost of investing in the fund would be:

                1 year           3 years          5 years         10 years
--------------------------------------------------------------------------------
Giftrust        $102             $318             $551            $1,219


TRUST EXPENSES

Each Giftrust account for which the trustee files a tax return will be charged a $10 fee to help offset a portion of the cost of preparing the return. See "Taxes" on page 13.


Additionally, each maturing Giftrust account established after March 31, 1996, will be charged a $100 administrative fee to help offset the costs incurred by the trustee as a result of the Giftrust reaching maturity.


[LEFT MARGIN CALLOUT]

+ Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       3


INFORMATION ABOUT THE FUND


GIFTRUST FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers look for stocks of small- to medium-sized companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.


The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?


Giftrust will usually purchase common stocks of small- to medium-sized U.S. and foreign companies, but it can purchase other types of securities as well. Companies considered to be small generally have a MARKET CAPITALIZATION of less than $1 billion, and medium-sized companies generally have a market capitalization between $1 billion and $5 billion. The fund also may invest in domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.


[LEFT MARGIN CALLOUT]

+ Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

MARKET CAPITALIZATION is the value of a company, as determined by multiplying the number of shares of stock it has outstanding by the stock's current market price per share.

[END LEFT MARGIN CALLOUT]


4       American Century Investments                             1-800-345-2021


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

* The minimum term of a Giftrust is 10 years. By the terms of the trust, a gift is irrevocable and will be held in the trust until its term expires.

* The value of a Giftrust's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

* Because Giftrust generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.


* As with all funds, at any given time the value of shares of Giftrust may be worth more or less than the price you paid.


* Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


* Although the fund managers invest the fund's assets primarily in U.S. stocks, Giftrust can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


In summary, Giftrust is intended for investors who want to give a gift to another individual, but want that gift to have the potential to grow over time (at least 10 years) in a fund that seeks long-term capital growth through an aggressive equity fund. Investors wanting to make such a gift must be willing to give up control over the gift and accept the risks associated with the fund's investment strategy.


www.americancentury.com                    American Century Investments       5


FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]

 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
-13.09%   -1.20%    5.78%     38.32%    13.49%    31.41%    18.00%    84.91%    -16.96%   50.21%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that trusts investing in Giftrust have a long-term investment horizon and is not managed for short-term results.


[bar chart]
                  Giftrust
Lowest Return     -30.74% 3Q 1990
Highest Return     33.88% 1Q 1991

Average Annual Returns


The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998
                           1 year      5 years      10 years     Life of fund(1)
--------------------------------------------------------------------------------
Giftrust                   -13.09%      7.35%        17.69%       16.58%
--------------------------------------------------------------------------------
Russell 2000 Growth Index    1.23%     10.22%        11.54%        8.76%


(1) The inception date of Giftrust is November 30, 1983.

[LEFT MARGIN CALLOUT]


+ The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

+ For current performance information, please call us at 1-800-345-2021 or visit
  American Century's Web site at www.americancentury.com.


[END LEFT MARGIN CALLOUT]


6       American Century Investments                             1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:


CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

JOHN D. SEITZER


Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since October 1993. He joined American Century in June
1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.


[LEFT MARGIN CALLOUT]

+ CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       7


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


8       American Century Investments                             1-800-345-2021



HOW TO INVEST IN GIFTRUST


You must conduct business in writing on a Giftrust account unless you establish telephone services. Please remember that the person establishing a Giftrust account may make additional gifts before it matures, but gives up the right to sell or exchange shares. If you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust account. If you want to add services later, you can complete an Investor Service Options form.

--------------------------------------------------------------------------------
BY TELEPHONE


Investor Relations
1-800-345-2021

Automated Information Line
1-800-345-8765 24 hours a day, seven days a week


[illustration of telephone]

OPEN AN ACCOUNT


The initial Giftrust account must be established in writing with an initial gift of at least $500. Call us for a Giftrust Kit.


MAKE ADDITIONAL GIFTS

Call us if you have authorized us to invest from your bank account. Additional gifts must be at least $50.


--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200


Fax
816-340-7962

[illustration of letter]


OPEN AN ACCOUNT


Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from another American Century account into the Giftrust account.

MAKE ADDITIONAL GIFTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include the name, address and account number to be credited on your check or money order.

--------------------------------------------------------------------------------
BY WIRE

[illustration of wire machine]

OPEN AN ACCOUNT

Send  a  signed  and  completed  application.   Give  your  bank  the  following
information:

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       ACMF Account No. 2804918

* The fund name

* The American Century Giftrust account number

* Giftrust beneficiary's name

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of rotating arrows]

OPEN AN ACCOUNT

Not available.

MAKE ADDITIONAL INVESTMENTS

Select "Establish Automatic Investments" on your application to make automatic gifts of shares on a regular basis. You must invest at least $600 per year per account.

--------------------------------------------------------------------------------
IN PERSON

[illustration of person]

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account and make additional investments.


4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday
1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday



www.americancentury.com                   American Century Investments       9


MANAGING THE ACCOUNT OF A MATURED GIFTRUST


The beneficiary will be notified prior to the Giftrust reaching maturity. At that time, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary. The beneficiary can decide to do business either in writing only or with telephone services. Once a Giftrust matures, no additional investments may be made into the Giftrust account.


If in writing only service is established once the Giftrust matures, the beneficiary will need to provide written instructions in order to exchange and redeem Giftrust shares. The beneficiary must sign transaction instructions (with signature guaranteed for redemptions in excess of $100,000). If the beneficiary wants to add services later, he or she can complete an Investor Service Options form.

--------------------------------------------------------------------------------
BY TELEPHONE


Investor Relations
1-800-345-2021

Automated Information Line
1-800-345-8765 24 hours a day, seven days a week


[illustration of telephone]

EXCHANGE SHARES


Call us or use our Automated Information Line if we have been authorized to accept telephone instructions.


SELL SHARES


Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200


Fax
816-340-7962

[illustration of letter]

EXCHANGE SHARES


Send us written instructions to exchange shares from the Giftrust account to another American Century fund.


SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[illustration of computer]

EXCHANGE SHARES

Exchange shares into another American Century account.

SELL SHARES

Not available.


10      American Century Investments                             1-800-345-2021



A NOTE ABOUT MAILINGS TO SHAREHOLDERS


To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. These will be sent to the beneficiary's address. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

--------------------------------------------------------------------------------
BY WIRE


+ If the beneficiary requests redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.


[illustration of wire machine]

EXCHANGE SHARES

Not available.

SELL SHARES


A beneficiary can receive redemption proceeds by wire or electronic transfer. (This service is not available if the beneficiary has chosen to do business in writing only.)


--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of rotating arrows]

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from the Giftrust account to another American Century account.

SELL SHARES


If the beneficiary has at least $10,000 in his or her account, you may sell shares automatically by establishing a Check-A-Month or Automatic Redemption plans.


--------------------------------------------------------------------------------
IN PERSON

[illustration of person]

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you sell or exchange shares.



4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday
1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday


www.americancentury.com                   American Century Investments      11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the NAV. The NAV of the fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when shares of the fund can't be purchased or redeemed.

We will price your gift, or an exchange or redemption by the beneficiary, at the NAV next determined after we receive the transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Giftrust generally pays distributions of ordinary income and capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are required to be reinvested automatically in additional shares.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.


[LEFT MARGIN CALLOUTS]

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[END OF LEFT MARGIN CALLOUTS]


12      American Century Investments                             1-800-345-2021


TAXES


The following is only a summary of the tax law effects of establishing a Giftrust account. The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Giftrust account. Distributions by the fund will impact the amount of taxes paid by the trust. Distributions may consist of dividend and interest income the fund receives on its investments or capital gains it generates as a result of the sale of its securities.


Taxability of Distributions


Distributions   of  income  are  taxable  to  the  trust  as  ordinary   income.
Distributions of capital gains are classified either as short term or long term and are taxed as follows:



Type of Distribution       Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or above
---------------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate           Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains    10%                            20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long the Giftrust has been in existence. No federal income tax is due from the trust unless its income exceeds approximately $100 in a year. Distributions also may be subject to state and local taxes. The trustee files all state and federal tax returns and pays the taxes by redeeming the appropriate number of shares from the trust. A $10 fee is charged to the trust for each year a tax return is filed. This also is done by redeeming shares from the trust.


Taxes on Transactions


Redemptions by beneficiaries once the Giftrust has matured -- including exchanges to other American Century funds -- are subject to capital gains tax. Based on current tax law, which is subject to change, gains or losses would be treated as either short-term capital gains or losses or long-term capital gains or losses.


Gift Taxes


Establishing a Giftrust (and making future contributions) is considered a gift of a future interest under the federal tax code. That means the gift does not qualify for the annual gift tax exclusion of $10,000 (indexed for inflation). If you give a Giftrust, you must file a United States Gift Tax Return (Form 709). If you make additional investments in subsequent years, a Gift Tax Return must be filed for each year's gift(s). No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $650,000 (through 1999 and increasing to $1 million in 2006). Each gift is applied against the exemption equivalent that would otherwise be available in the future.



www.americancentury.com                   American Century Investments      13


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price during the period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The table also includes some key statistics for the period as appropriate


* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



14     American Century Investments                             1-800-345-2021



GIFTRUST FUND
Investor Class


For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                             1998           1997            1996           1995           1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .....$   25.46      $   25.79       $   25.63      $   20.50      $   19.23

Income From Investment Operations

  Net Investment Loss ..................    (0.12)(1)      (0.18)(1)       (0.20)(1)      (0.16)(1)      (0.10)

  Net Realized and Unrealized Gain
(Loss)
  on Investment Transactions ...........    (7.74)          0.63            2.46           6.37           3.28

  Total From Investment Operations .....    (7.86)          0.45            2.26           6.21           3.18


Distributions

  From Net Realized Gains
  on Investment Transactions ...........    (0.75)         (0.78)          (2.10)         (1.08)         (1.91)

  In Excess of Net Realized Gains ......    --(2)           --              --             --             --

  Total Distributions ..................    (0.75)         (0.78)          (2.10)         (1.08)         (1.91)

Net Asset Value, End of Year ...........$   16.85      $   25.46       $   25.79      $   25.63      $   20.50

Total Return(3) ........................   (31.55)%         1.95%           9.72%         32.52%         18.75%

RATIOS/SUPPLEMENTAL DATA


                                             1998           1997            1996           1995           1994
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ..................     1.00%          1.00%           0.98%          0.98%          1.00%


Ratio of Net Investment Loss
to Average Net Assets ..................    (0.54)%        (0.74)%         (0.80)%        (0.70)%        (0.70)%

Portfolio Turnover Rate ................      147%           118%            121%           105%           115%

Net Assets, End of Year (in millions) ..$     757      $   1,024       $     866      $     561      $     266


(1) Computed using average shares outstanding throughout the period.

(2) Distributions in excess of net realized gains were less than $0.005 per share.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                   American Century Investments      15


NOTES


16       American Century Investments                             1-800-345-2021



NOTES



www.americancentury.com                   American Century Investments      17


[BACK COVER]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                          (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-0816

                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

9903
SH-PRS-15099

                                AMERICAN CENTURY

                                   Prospectus

                                  Balanced Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century



MARCH 1, 1999

INVESTOR CLASS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by  Funds Distributor, Inc.


/Front cover/


[american century logo(reg.sm)]
American
Century


American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:


     o The fund's primary investments and risks

     o A description of who may or may not want to invest in the fund

     o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     o An overview of services available and ways to manage your accounts

     o Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

    o  Growth                               o   Aggressive

    o  Growth and Income                    o   Moderate

    o  Income                               o   Conservative

    o  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS

An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Management ................................................................    7
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   16
Financial Highlights ......................................................   17


/left margin callout/


Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.



> This symbol highlights special information and helpful tips.

/end left margin callout/


                                                   American Century Investments


AN OVERVIEW OF THE FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 4.

The fund's principal risks include:

o Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

o Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o seeking a fund that combines the potential for long-term capital growth with income

o seeking the convenience of a fund that invests in both equity and fixed-income securities

o comfortable with the risks associated with the fund's investment strategy

o investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o not wanting current income from your investment

o investing for a short period of time

o uncomfortable with volatility in the value of your investment


/left margin callout/


> An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


/end left margin callout/


2  American Century Investments                                  1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


o to buy fund shares directly from American Century

o to reinvest dividends in additional shares


o to exchange into the Investor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


               Management    Distribution and       Other          Total Annual Fund
               Fee           Service (12b-1) Fees   Expenses(1)    Operating Expenses
--------------------------------------------------------------------------------------
Balanced       1.00%         None                   0.00%          1.00%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year


o incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:

               1 year        3 years      5 years         10 years
--------------------------------------------------------------------
Balanced       $102          $318          $551           $1,219


/left margin callout/

> Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

/end left margin callout


www.americancentury.com                         American Century Investments  3


INFORMATION ABOUT THE FUND


BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income SENIOR SECURITIES. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the stock portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.



/left margin callout/

SENIOR SECURITIES is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.


WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


/end left margin callout/


4  American Century Investments                                  1-800-345-2021


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.


Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter-weighted average maturity, such as money market and short-term bond funds.

The lowest-rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, at any given time the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.



/left margin callout/


> Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.


/end left margin callout/


www.americancentury.com                          American Century Investments  5


FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]

           1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
Balanced   16.29%  16.93%  12.61%  21.37%  -0.07%  7.24%   -6.06%  46.86%  1.82%   25.61%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]
                           Balanced
Highest Return             15.95%
End Date of Quarter
with Highest Return        4Q 1991

Lowest Return              -11.22%
End Date of Quarter
with Lowest Return         3Q 1990

Average Annual Returns


The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the life of the fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparisons.


For the calendar year ended December 31, 1998     1 year      5 years    10 years     Life of Fund(1)
------------------------------------------------------------------------------------------------------

Balanced                                          16.29%      13.18%     13.39%       12.98%
------------------------------------------------------------------------------------------------------
Blended Index(2)                                  20.71%      17.36%     15.24%       14.94%(3)
------------------------------------------------------------------------------------------------------
S&P 500                                           28.68%      24.05%     19.17%       18.66%
------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index                        8.69%       7.27%      9.26%       8.98%(3)
------------------------------------------------------------------------------------------------------

(1) The fund's inception date is October 20, 1988.

(2) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

(3) Benchmark from October 31, 1998.



/left margin callout/

> The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

> For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

/end left margin callout/



6  American Century Investments                                  1-800-345-2021



MANAGEMENT

WHO MANAGES THE FUND?


The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the Investor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.



www.americancentury.com                          American Century Investments  7


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers of the investment team are identified below:


JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.

JEFFREY R. TYLER


Mr. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a Portfolio Manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.


JEFFREY L. HOUSTON


Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.



/left margin callout/

>CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

/left margin callout/


8  American Century Investments                                  1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                          American Century Investments  9


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Investor RelationsEmployer-Sponsored Retirement Plans You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------


BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533


Automated Information Line
1-800-345-8765

/illustration of a telephone/

OPEN AN ACCOUNT


If you are a current investor, you can open an account by exchanging shares from another American Century account.


EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES


Call an Investor Relations Representative.


-------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

/illustration of a letter/

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


-------------------------------------------------------------------------------
ONLINE

www.americancentury.com

/illustration of a computer/

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES


Exchange shares from another American Century account.


MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


10  American Century Investments                                 1-800-345-2021



A NOTE ABOUT MAILINGS TO SHAREHOLDERS


To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------------------------------------------------------
BY WIRE

> Please remember that if you request redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.

/illustration of wire machine/

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By Mail" section and give your bank the following information


o Our bank information:

       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

o The fund name

o Your American Century account number*

o Your name

o The contribution year (for IRAs only)

o For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.


EXCHANGE SHARES


Not available.


-------------------------------------------------------------------------------
AUTOMATICALLY

/illustration of rotating arrows/

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS


With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.


SELL SHARES


If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


-------------------------------------------------------------------------------
IN PERSON

/illustration of a person/


If you prefer to handle your transactions in person, visit one of the Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.


4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday      8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday
1665 Charleston Road
Mountain View, California               9445 East County Line Road
8 a.m. to 5 p.m., Monday-Friday         Suite A
                                        Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday


www.americancentury.com                        American Century Investments  11


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $1,000
--------------------------------------------------------------------------------
Roth IRA                                                       $1,000
--------------------------------------------------------------------------------
Educational IRA                                                  $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $1,000
--------------------------------------------------------------------------------
403(b)                                                     No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plan                                     $2,500*

*The minimum investment requirements may be different for some types of retirement accounts.


If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum, or to establish an automatic monthly investment of at least $50 per month. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


12  American Century Investments                                  1-800-345-2021



INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements

o exchange policies

o fund choices


o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


/left margin callout/


> Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


/end left margin callout/


www.americancentury.com                        American Century Investments  13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. Balanced generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


/left margin callout/

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

/end left margin callout/


14  American Century Investments                                  1-800-345-2021


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer- sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


/left margin callout/

>BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

/end left margin callout/


www.americancentury.com                         American Century Investments  15


MULTIPLE CLASS INFORMATION


American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



16  American Century Investments                                  1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


o share price at the beginning of the period

o investment income and capital gains or losses

o distributions of income and capital gains paid to shareholders

o share price at the end of the period


Each table also includes some key statistics for the period as appropriate


o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net asset

o Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.



www.americancentury.com                         American Century Investments  17



BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ....................$  19.55       $  18.55       $  17.70       $  15.94       $  16.52


Income From Investment Operations

   Net Investment Income ..............................    0.42(1)        0.40(1)        0.44(1)        0.48(1)        0.42

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions ..................    1.45           2.41           1.88           2.03          (0.58)


   Total From Investment Operations ...................    1.87           2.81           2.32           2.51          (0.16)


Distributions

   From Net Investment Income .........................   (0.43)         (0.43)         (0.46)         (0.48)         (0.42)

   From Net Realized Gains on
   Investment Transactions ............................   (1.60)         (1.38)         (1.01)         (0.27)          --


   Total Distributions ................................   (2.03)         (1.81)         (1.47)         (0.75)         (0.42)


Net Asset Value, End of Year ..........................$  19.39       $  19.55       $  18.55       $  17.70       $  15.94


   Total Return(2) ....................................   10.46%         16.34%         14.04%         16.36%         (0.93)%

RATIOS/SUPPLEMENTAL DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....    1.00%          1.00%          0.99%          0.98%          1.00%

Ratio of Net Investment Income to Average Net Assets ..    2.16%          2.15%          2.50%          2.90%          2.70%

Portfolio Turnover Rate ...............................     102%           110%           130%            85%            94%

Net Assets, End of Year (in millions) .................$    938       $    926       $    879       $    816       $    704

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


18  American Century Investments                                1-800-345-2021


NOTES


www.americancentury.com                        American Century Investments  19


NOTES


20  American Century Investments                                 1-800-345-2021


NOTES


www.americancentury.com                        American Century Investments  21


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

o In person           SEC Public Reference Room
                      Washington, D.C.
                      Call 1-800-SEC-0330 for location
                      and hours.

o On the Internet     www.sec.gov

o By mail             SEC Public Reference Section
                      Washington, D.C. 20549-6009
                      (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century

                         AMERICAN CENTURY INVESTMENTS
                               P.O. Box 419200
                       Kansas City, Missouri 64141-6200

                        1-800-345-2021 or 816-531-5575

SH-PRS-15174  9902

                                AMERICAN CENTURY

                                   Prospectus

                                  Balanced Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


MARCH 1, 1999

ADVISOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by  Funds Distributor, Inc.


/Front cover/

[american century logo(reg.sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

Dear Investor,


  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.


  Inside you'll find:


  o   The fund's primary investments and risks

  o   A description of who may or may not want to invest in the fund

  o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

  o   An overview of services available and ways to manage your accounts

  o   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

    o  Growth                               o   Aggressive

    o  Growth and Income                    o   Moderate

    o  Income                               o   Conservative

    o  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS

An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Management ................................................................    7
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   12
Taxes .....................................................................   13
Multiple Class Information ................................................   14
Financial Highlights ......................................................   15
Performance Information of Other Class ....................................   17

/left margin callouts/

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

> This symbol highlights special  information and helpful tips.

/end left margin callouts/


                                                   American Century Investments


AN OVERVIEW OF THE FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 4.

The fund's principal risks include:

o Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

o Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o seeking a fund that combines the potential for long-term capital growth with income

o seeking the convenience of a fund that invests in both equity and fixed-income securities

o comfortable with the risks associated with the fund's investment strategy

o investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o not wanting current income from your investment

o investing for a short period of time

o uncomfortable with volatility in the value of your investment

/left margin callout/


> An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


/end left margin callout/



2  American Century Investments                                  1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


o to buy fund shares directly from American Century

o to reinvest dividends in additional shares


o to exchange into the Advisor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management        Distribution and          Other          Total Annual Fund
               Fee               Service (12b-1) Fees(1)   Expenses(2)    Operating Expenses
--------------------------------------------------------------------------------------------------
Balanced       0.75%             0.50%                     0.00%          1.25%


(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 14.


(2) Other  expenses,   which  include  the  fees  and  expenses  of  the  fund's
    independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year


o incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                     1 year      3 years      5 years       10 years
-------------------------------------------------------------------------
Balanced             $127        $395         $683          $1,503


/left margin callout/

> Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

/end left margin callout/


www.americancentury.com                        American Century Investments  3


INFORMATION ABOUT THE FUND


BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income SENIOR SECURITIES. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the stock portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


/left margin callout/

SENIOR SECURITIES is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.

WEIGHTED AVERAGE MATURITY is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

/end left margin callout/


4  American Century Investments                                  1-800-345-3533



WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.


Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter-weighted average maturity, such as money market and short-term bond funds.

The lowest-rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, at any given time the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


/left margin callout/


> Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.


/end left margin callout/


www.americancentury.com                         American Century Investments  5


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the historical returns from year to year.


[bar chart]
           1998
Balanced   16.01%


Highest and Lowest Quarterly Returns


The highest and lowest returns of the fund's Advisor Class shares for a calendar quarter during the period reflected by the preceding chart are provided below to indicate the historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and are not managed for short-term results.


[bar chart]
                           Balanced
Highest Return             9.32%
End Date of Quarter
with Highest Return        4Q 1998

Lowest Return              -6.93%
End Date of Quarter
with Lowest Return         3Q 1990

Average Annual Returns


The following table shows the average annual returns of the fund's Advisor Class shares for the periods indicated during the life of the class. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1998    1 year       Life of Class(1)
------------------------------------------------------------------------------
Balanced                                         16.01%       15.82%
------------------------------------------------------------------------------
Blended Index(2)                                 20.71%       20.83%(3)
------------------------------------------------------------------------------
S&P 500                                          28.68%       30.65%
------------------------------------------------------------------------------
Lehman Aggregate Bond Index                      8.69%        9.41%(3)

(1) The inception date for the Advisor Class of the fund is January 6, 1997.

(2) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Aggregate Bond Index, which represents the fixed income portion.

(3) Benchmark from January 31, 1997.


Performance Information of Other Class


The original class of shares of the fund was the Investor Class. For information about the historical performance of the original class of shares, see page 17.


/left margin callout/

> The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

> For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

/end left margin callout/



6  American Century Investments                                  1-800-345-3533


MANAGEMENT


WHO MANAGES THE FUND?


The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of .75% of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses



www.americancentury.com                         American Century Investments  7


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:


JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.


JEFFREY R. TYLER


Mr. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a Portfolio Manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.


JEFFREY L. HOUSTON


Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an investment analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


/left margin callout/

> CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

/left margin callout/



8  American Century Investments                                  1-800-345-3533



FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                         American Century Investments  9


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements

o exchange policies

o fund choices


o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.


/left margin callout/

> Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

/end left margin callout/



10  American Century Investments                                  1-800-345-3533


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                         American Century Investments  11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. Balanced generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


/left margin callout/

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

/end left margin callout/



12  American Century Investments                                 1-800-345-3533



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from and by sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer- sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains     10%                         20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


/left margin callout/

> BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

/end left margin callout/


www.americancentury.com                   American Century Investments  13


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.



14  American Century Investments                                 1-800-345-3533



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


o share price at the beginning of the period

o investment income and capital gains or losses

o distributions of income and capital gains paid to shareholders

o share price at the end of the period


Each table also includes some key statistics for the period as appropriate

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net asset

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                        American Century Investments  15


BALANCED FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA

                                                           1998       1997(1)
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ....................$   19.55   $   17.46

Income From Investment Operations

  Net Investment Income(2) ............................     0.37        0.29

  Net Realized and Unrealized Gain on
  Investment Transactions .............................     1.44        2.04

  Total From Investment Operations ....................     1.81        2.33

Distributions

  From Net Investment Income ..........................    (0.38)      (0.24)

  From Net Realized Gains on Investment Transactions ..    (1.60)       --

  Total Distributions .................................    (1.98)      (0.24)

Net Asset Value, End of Year ..........................$   19.38   $   19.55

  Total Return(3) .....................................    10.15%      13.42%

RATIOS/SUPPLEMENTAL DATA

                                                            1998        1997
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .....     1.25%       1.25(4)

Ratio of Net Investment Income to Average Net Assets ..     1.91%       1.90%(4)

Portfolio Turnover Rate ...............................      102%        110%

Net Assets, End of Period (in thousands) ..............$   6,723   $   5,724

(1) January 6, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


16  American Century Investments                                1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, the table includes as appropriate

o share price at the beginning of the period

o investment income and capital gains or losses

o distributions of income and capital gains paid to shareholders

o share price at the end of the period

The table also includes some key statistics for the period as appropriate

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net asset

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                        American Century Investments  17


BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ....................$  19.55       $  18.55       $  17.70       $  15.94       $  16.52


Income From Investment Operations

   Net Investment Income ..............................    0.42(1)        0.40(1)        0.44(1)        0.48(1)        0.42

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions ..................    1.45           2.41           1.88           2.03          (0.58)


   Total From Investment Operations ...................    1.87           2.81           2.32           2.51          (0.16)


Distributions

   From Net Investment Income .........................   (0.43)         (0.43)         (0.46)         (0.48)         (0.42)

   From Net Realized Gains on
   Investment Transactions ............................   (1.60)         (1.38)         (1.01)         (0.27)          --


   Total Distributions ................................   (2.03)         (1.81)         (1.47)         (0.75)         (0.42)


Net Asset Value, End of Year ..........................$  19.39       $  19.55       $  18.55       $  17.70       $  15.94


   Total Return(2) ....................................   10.46%         16.34%         14.04%         16.36%         (0.93)%

RATIOS/SUPPLEMENTAL DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....    1.00%          1.00%          0.99%          0.98%          1.00%

Ratio of Net Investment Income to Average Net Assets ..    2.16%          2.15%          2.50%          2.90%          2.70%

Portfolio Turnover Rate ...............................     102%           110%           130%            85%            94%

Net Assets, End of Year (in millions) .................$    938       $    926       $    879       $    816       $    704

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


18  American Century Investments                                1-800-345-3533


NOTES


www.americancentury.com                       American Century Investments  19


NOTES


20  American Century Investments                                1-800-345-3533

NOTES


www.americancentury.com                       American Century Investments  21



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

o In person           SEC Public Reference Room
                      Washington, D.C.
                      Call 1-800-SEC-0330 for location
                      and hours.

o On the Internet     www.sec.gov


o By mail             SEC Public Reference Section
                      Washington, D.C. 20549-6009
                      (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-0816

                         [american century logo(reg.sm)]
                                    American
                                     Century


                         AMERICAN CENTURY INVESTMENTS
                              P.O. Box 419385
                       Kansas City, Missouri 64141-6385
                        1-800-345-3533 or 816-531-5575

SH-PRS-15175  9902

                                AMERICAN CENTURY

                                   Prospectus

                                  Balanced Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


MARCH 1, 1999

INSTITUTIONAL CLASS


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Distributed by
Funds Distributor, Inc.

/Front cover/
                         [american century logo(reg.sm)]
                                    American
                                     Century

                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385

Dear Investor,



  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.


  Inside you'll find:


     o The fund's primary investments and risks

     o A description of who may or may not want to invest in the fund

     o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     o An overview of services available and ways to manage your accounts

     o Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.


  The four broad objectives are:         The three risk categories are:

    o  Growth                               o   Aggressive

    o  Growth and Income                    o   Moderate

    o  Income                               o   Conservative

    o  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Management ................................................................    7
Investing with American Century ...........................................    9
Share Price and Distributions .............................................   12
Taxes .....................................................................   13
Multiple Class Information ................................................   14
Performance Information of Other Class ....................................   15



/left margin callout/

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

>This symbol highlights special  information and helpful tips.

/end left margin callout/


                                                   American Century Investments


AN OVERVIEW OF THE FUND


WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 4.

The fund's principal risks include:

o Market Risk--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

o Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o seeking a fund that combines the potential for long-term capital growth with income

o seeking the convenience of a fund that invests in both equity and fixed-income securities

o comfortable with the risks associated with the fund's investment strategy

o investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o not wanting current income from your investment

o investing for a short period of time

o uncomfortable with volatility in the value of your investment

/left margin callout/


> An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


/end left margin callout/



2  American Century Investments                                  1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


o to buy fund shares directly from American Century

o to reinvest dividends in additional shares


o to exchange into the Institutional Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management        Distribution and          Other          Total Annual Fund
                     Fee               Service (12b-1) Fees      Expenses(1)    Operating Expenses
---------------------------------------------------------------------------------------------------
Balanced             0.80%             None                      0.00%          0.80%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year


o incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:

                1 year      3 years       5 years        10 years
--------------------------------------------------------------------
Balanced        $82         $255           $443          $987

/left margin callout/

> Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

/end left margin callout/


www.americancentury.com                         American Century Investments  3


INFORMATION ABOUT THE FUND


BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income SENIOR SECURITIES. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, they intend to keep the stock portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


/left margin callout/

SENIOR SECURITIES is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.


WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


/end left margin callout/



4  American Century Investments                                  1-800-345-3533



WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

o The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

o The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.


Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter-weighted average maturity, such as money market and short-term bond funds.

The lowest-rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, at any given time the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


FUND PERFORMANCE HISTORY


When the Institutional Class has investment results for a full calendar year, this section will feature charts that show

o Annual Total Returns

o Highest and Lowest Quarterly Returns

o Average Annual Returns, including a comparison of these returns to a benchmark index for the Institutional Class

In addition, investors can examine the performance of the fund's Investor Class of shares. This class has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


/left margin callout/


> Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.


/end left margin callout/


www.americancentury.com                         American Century Investments  5


MANAGEMENT

WHO MANAGES THE FUND?


The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses


6  American Century Investments                                   1-800-345-3533



THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:


JOHN SCHNIEDWIND


Mr. Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from University of California. He is a Chartered Financial Analyst.


JEFFREY R. TYLER


Mr. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a Portfolio Manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.


JEFFREY L. HOUSTON


Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


/left margin callout/

> CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

/end left margin callout/


www.americancentury.com                          American Century Investments  7


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


8  American Century Investments                                  1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS


The minimum investment is $5 million ($3 million for endowments and foundations) for the fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN BELOW-MINIMUM ACCOUNTS


If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.


CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.


www.americancentury.com                          American Century Investments  9


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Service Representative
1-800-345-3533
8 a.m. to 5 p.m. Central time

/illustration of telephone/

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

/illustration of letter/

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions to sell shares or send us a redemption form. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE

/illustration of wire machine/

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By Mail" section and give your bank the following information

o Our bank information:
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. 2804918

o The fund name

o Your American Century account number*

o Your name

o The contribution year (for IRAs only)

o For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

/illustration of rotating arrows/

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


10  American Century Investments                                 1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing fund shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements

o exchange policies

o fund choices


o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


/left margin callout/


> Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.



www.americancentury.com                        American Century Investments  11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of the fund's shares is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut off time for receiving orders and to make payment for any purchase transaction in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. Balanced generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


/left margin callout/

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

/end left margin callout/


12  American Century Investments                                 1-800-345-3533



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer- sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


/left margin callout/

> BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

/end left margin callout/


www.americancentury.com                        American Century Investments  13


MULTIPLE CLASS INFORMATION


American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The fund may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


14  American Century Investments                                  1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% higher than the Institutional Class. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate


o share price at the beginning of the period

o investment income and capital gains or losses

o distributions of income and capital gains paid to shareholders

o share price at the end of the period

The table also includes some key statistics for the period as appropriate


o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net asset

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.



www.americancentury.com                        American Century Investments  15



BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ....................$  19.55       $  18.55       $  17.70       $  15.94       $  16.52


Income From Investment Operations

   Net Investment Income ..............................    0.42(1)        0.40(1)        0.44(1)        0.48(1)        0.42

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions ..................    1.45           2.41           1.88           2.03          (0.58)


   Total From Investment Operations ...................    1.87           2.81           2.32           2.51          (0.16)


Distributions

   From Net Investment Income .........................   (0.43)         (0.43)         (0.46)         (0.48)         (0.42)

   From Net Realized Gains on
   Investment Transactions ............................   (1.60)         (1.38)         (1.01)         (0.27)          --


   Total Distributions ................................   (2.03)         (1.81)         (1.47)         (0.75)         (0.42)


Net Asset Value, End of Year ..........................$  19.39       $  19.55       $  18.55       $  17.70       $  15.94


   Total Return(2) ....................................   10.46%         16.34%         14.04%         16.36%         (0.93)%

RATIOS/SUPPLEMENTAL DATA

                                                           1998           1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....    1.00%          1.00%          0.99%          0.98%          1.00%

Ratio of Net Investment Income to Average Net Assets ..    2.16%          2.15%          2.50%          2.90%          2.70%

Portfolio Turnover Rate ...............................     102%           110%           130%            85%            94%

Net Assets, End of Year (in millions) .................$    938       $    926       $    879       $    816       $    704

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


16  American Century Investments                                 1-800-345-3533


NOTES


www.americancentury.com                        American Century Investments  17



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

o In person          SEC Public Reference Room
                     Washington, D.C.
                     Call 1-800-SEC-0330 for location
                     and hours.

o On the Internet    www.sec.gov


o By mail            SEC Public Reference Section
                     Washington, D.C. 20549-6009
                     (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

SH-PRS-15176  9902

                                AMERICAN CENTURY

                                   Prospectus

                                                         Limited-Term Bond Fund
                                                    Intermediate-Term Bond Fund
                                                                      Bond Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century

[LEFT MARGIN CALLOUT]


MARCH 1, 1999
INVESTOR CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
   SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                        Distributed by Funds Distributor, Inc.

[END LEFT MARGIN CALLOUT]


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different.
It takes a clear-cut approach to fund information.

  Inside you'll find:

   *  The funds' primary investments and risks

   *  A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

   *  An overview of services available and ways to manage your accounts

   *  Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:
    *   Growth                             *   Aggressive
    *   Growth and Income                  *   Moderate
    *   Income                             *   Conservative
    *   Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                    Sincerely,

                                    /s/Mark Killen
                                    Mark Killen
                                    Senior Vice President
                                    American Century Investment Services, Inc.

[LEFT MARGIN CALLOUT]

[american century logo(reg.sm)]
American
Century

American Century Investments

P.O. Box 419200
Kansas City, MO
64141-6200

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TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Limited-Term Bond Fund
     Intermediate-Term Bond Fund
     Bond Fund
Basics of Fixed-Income Investing ..........................................    6
Management ................................................................    9
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   16
Taxes .....................................................................   17
Multiple Class Information ................................................   18
Financial Highlights ......................................................   19


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Throughout  this  book  you'll  find  definitions  of key  investment  terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.



+ This symbol highlights special information and helpful tips.


                                                  American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek income from investments in corporate bonds and other debt obligations.

WHAT ARE THE FUNDS' PRIMARY INVESTMENTS AND RISKS?

The funds invest most of their assets in quality DEBT SECURITIES issued by corporations. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 4.

Fund                    Primary Investments                 Primary Risks
--------------------------------------------------------------------------------
Limited-Term Bond       Quality short-term debt securities  Liquidity risk
                                                            Some credit risk
                                                            Some interest rate
                                                            risk
--------------------------------------------------------------------------------
Intermediate-Term Bond  Quality intermediate-term           Liquidity risk
                        debt securities                     Some credit risk
                                                            Interest rate risk
--------------------------------------------------------------------------------
Bond                    Quality intermediate-               Liquidity risk
                        and longer-term                     Some credit risk
                        debt securities                     High interest rate
                                                            risk

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are
* seeking current income
* comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are
* investing for long-term growth
* looking for the added security of FDIC insurance

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DEBT  SECURITIES  means bonds,  notes and  debentures.  Debt securities also are sometimes called fixed-income securities.


Lower Income
More Liquid
Shorter Term

Higher Income
Less Liquid
Longer Term


+ An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


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2        American Century Investments                            1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                     Management   Distribution and  Other        Total Annual
                     Fee          Service           Expenses(1)  Fund Operating
                                  (12b-1) Fees                   Expenses
------------------------------------------------------------------------------


Limited-Term Bond    0.70%        None              0.00%        0.70%
------------------------------------------------------------------------------
Intermediate-Term
Bond                 0.75%        None              0.00%        0.75%
------------------------------------------------------------------------------
Bond                 0.80%        None              0.00%        0.80%

(1) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above


 . . .your cost of investing in the fund would be:

                        1 year        3 years        5 years       10 years
-------------------------------------------------------------------------------
Limited-Term Bond        $71           $224           $389           $868
-------------------------------------------------------------------------------
Intermediate-Term Bond   $76           $239           $416           $928
-------------------------------------------------------------------------------
Bond                     $82           $255           $443           $987

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+ Use this example to compare the costs of investing in other funds.  Of course, your actual costs may be higher or lower.

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www.americancentury.com                   American Century Investments         3


INFORMATION ABOUT THE FUNDS


LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.


HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest most of their assets in QUALITY DEBT SECURITIES of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see "Basics of Fixed-Income Investing" beginning on page 6.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                                Expected Weighted Average Maturity Range
-----------------------------------------------------------------------------
Limited-Term Bond               1-5 years
-----------------------------------------------------------------------------
Intermediate-Term Bond          3-10 years
-----------------------------------------------------------------------------
Bond                            8-20 years

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.


The funds' share values will fluctuate. In general, the funds that have higher potential income have higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.


                                Potential Income            Potential Loss
-----------------------------------------------------------------------------
Limited-Term Bond               Lower                       Lower
-----------------------------------------------------------------------------
Intermediate-Term Bond          Moderate                    Moderate
-----------------------------------------------------------------------------
Bond                            Higher                      Higher


Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to 15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered to face major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.


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A QUALITY DEBT SECURITY is one that has been determined to be investment  grade.
This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their four highest rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.


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4        American Century Investments                            1-800-345-2021


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.


[bar chart]

                      1998     1997     1996      1995     1994     1993     1992      1991     1990      1989

Limited-Term Bond     6.30%    6.41%    4.42%    10.94%

Intermediate-Term
Bond                  7.46%    8.20%    3.26%    15.12%

Bond                  6.56%    8.75%    2.43%    20.28%   -4.49%   10.15%    5.60%    17.50%    6.04%    13.97%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the funds' historical short-term volatility.


[bar chart]
              Limited-Term Bond       Intermediate-Term Bond         Bond
Highest            3.20%                    4.77%                   9.11%
                  2Q 1995                  4Q 1995                 2Q 1989

Lowest             0.02%                   -1.38%                  -3.58%
                  1Q 1996                  1Q 1996                 1Q 1990

Average Annual Returns


The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the life of the funds. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1998      1 year    5 years     10 years     Life of Fund*
------------------------------------------------------------------------------
Limited-Term Bond            6.30%       N/A          N/A          5.71%

Merrill Lynch 1- to 5-year
Govt./Corp. Index            7.64%       N/A          N/A          6.53%
------------------------------------------------------------------------------
Intermediate-Term Bond       7.46%       N/A          N/A          6.65%

Lehman Intermediate
Govt./Corp. Index            8.44%       N/A          N/A          6.92%
------------------------------------------------------------------------------
Bond                         6.56%       6.40%       8.46%         7.64%

Lehman Aggregate Bond Index  8.69%       7.27%       9.26%         8.52%


*The inception dates for the funds are: Limited-Term Bond and Intermediate-Term Bond, March 1, 1994; and Bond, March 2, 1987.

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+The  performance  information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

+For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


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www.americancentury.com                    American Century Investments        5



BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES


When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.


The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities
                      Amount of        Percent of   Remaining       Weighted
                      Security owned   Portfolio    Maturity        Maturity
--------------------------------------------------------------------------------
Debt Security A       $100,000         25%           1,000 days       250 days
--------------------------------------------------------------------------------
Debt Security B       $300,000         75%          10,000 days     7,500 days
--------------------------------------------------------------------------------
Weighted Average
Maturity                                                            7,750 days


TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

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WEIGHTED  AVERAGE  MATURITY is a tool that the fund managers use to  approximate the remaining maturity of a fund's investment portfolio.

+The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

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6        American Century Investments                             1-800-345-2021


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year                  $100.00             $99.06                  -0.94%
--------------------------------------------------------------------------------
3 years                 $100.00             $97.38                  -2.62%
--------------------------------------------------------------------------------
10 years                $100.00             $93.20                  -6.80%
--------------------------------------------------------------------------------
30 years                $100.00             $88.69                 -11.31%

CREDIT RISK


Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of nonpayment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.


The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

--------------------------------------------------------------------------------
              INVESTMENT GRADE                           NON-INVESTMENT GRADE
--------------------------------------------------------------------------------
                        A-1              A-2      A-3
                        P-1              P-2      P-3
                      MIG-1            MIG-2    MIG-3
                       SP-1             SP-2     SP-3
                AAA      AA      A     BBB       BB       B   CCC   CC   C    D
--------------------------------------------------------------------------------
Limited-Term
Bond              X       X      X       X       X
--------------------------------------------------------------------------------
Intermediate-
Term Bond         X       X      X       X       X
--------------------------------------------------------------------------------
Bond              X       X      X       X       X
--------------------------------------------------------------------------------


Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.


Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

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+ Credit quality may be lower when the issuer has

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

+ The Statement of Additional Information provides a detailed description of these securities ratings.

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www.americancentury.com                   American Century Investments         7


Inflation Risk


The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed-income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                         Interest       Credit      Liquidity       Inflation
                         Rate Risk      Risk        Risk            Risk
--------------------------------------------------------------------------------
Limited-Term Bond        Low            Similar     Similar         High
--------------------------------------------------------------------------------
Intermediate-Term Bond   Medium         Similar     Similar         Medium
--------------------------------------------------------------------------------
Bond                     High           Similar     Similar         Low

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


8        American Century Investments                             1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the funds, and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended October 31, 1998
--------------------------------------------------------------------------------
Limited-Term Bond                                                      0.70%
--------------------------------------------------------------------------------
Intermediate-Term Bond                                                 0.75%
--------------------------------------------------------------------------------
Bond                                                                   0.80%


www.americancentury.com                   American Century Investments       9


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages the funds since the funds' inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

JEFFREY L. HOUSTON


Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the funds since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


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+CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

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10        American Century Investments                            1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES


Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


 www.americancentury.com                   American Century Investments    11


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

[illustration of telephone]
--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

[illustration of envelope]
--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

[illustration of computer]


12       American Century Investments                             1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information:

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

[LEFT MARGIN CALLOUT]

+Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[END LEFT MARGIN CALLOUT]

[illustration of wire machine]
--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemptions.

[illustration of rotating arrows]
--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday


www.americancentury.com                   American Century Investments       13


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                             $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                 $1,000
--------------------------------------------------------------------------------
Roth IRA                                                        $1,000
--------------------------------------------------------------------------------
Education IRA                                                     $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                       $2,500
--------------------------------------------------------------------------------
403(b)                                                      No Minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                     $2,500*

*The minimum investment requirements may be different for some types of retirement accounts.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after receipt of the request in good order by the intermediary on a fund's behalf.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds



[LEFT MARGIN CALLOUT]

+Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[END LEFT MARGIN CALLOUT]


14       American Century Investments                             1-800-345-2021



and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments        15



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[LEFT MARGIN CALLOUT]

The NET ASSET VALUE of a fund is the price of the fund's shares.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


[END LEFT MARGIN CALLOUT]



16       American Century Investments                             1-800-345-2021



TAXES



The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received and capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of Distribution           Tax Rate for             Tax Rate for
                               15% Bracket              28% Bracket or
above
--------------------------------------------------------------------------------
Short-term capital gains       Ordinary income rate     Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains        10%                      20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.



[LEFT MARGIN CALLOUT]

+BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.


If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments        17


MULTIPLE CLASS INFORMATION


American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors, through institutional distribution channels such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services, and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.



18       American Century Investments                             1-800-345-2021



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate


* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset


*  Portfolio Turnover--the percentage of the funds' buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                   American Century Investments       19




LIMITED-TERM BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA

                                                  1998           1997           1996          1995       1994(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$     9.98     $     9.93     $     9.96    $     9.68    $    10.00

Income From Investment Operations
  Net Investment Income ....................      0.55           0.56           0.56          0.56          0.31

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ...............      0.08           0.05          (0.03)         0.28         (0.32)

  Total From Investment Operations .........      0.63           0.61           0.53          0.84         (0.01)

Distributions
  From Net Investment Income ...............     (0.55)         (0.56)         (0.56)        (0.56)        (0.31)

  From Net Realized Gains
  on Investment Transactions ...............     (0.01)          --             --            --            --

  Total Distributions ......................     (0.56)         (0.56)         (0.56)        (0.56)        (0.31)


Net Asset Value, End of Period .............$    10.05     $     9.98     $     9.93    $     9.96    $     9.68

Total Return(2) ............................      6.58%          6.30%          5.48%         8.89%        (0.08)%

RATIOS/SUPPLEMENTAL DATA
                                                  1998           1997           1996          1995          1994
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets .........................      0.70%          0.69%          0.68%         0.69%         0.70%(3)

Ratio of Net Investment Income
to Average Net Assets ......................      5.56%          5.63%          5.63%         5.70%         4.79%(3)

Portfolio Turnover Rate ....................        97%           109%           121%          116%           48%

Net Assets, End of Period (in thousands) ...$   18,838     $   15,269     $    8,092    $    7,193    $    4,375

(1) March 1, 1994 (inception) through October 31, 1994

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized


20       American Century Investments                             1-800-345-2021


INTERMEDIATE-TERM BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                  1998           1997           1996           1995        1994(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$    10.07     $     9.91     $    10.07     $     9.53     $    10.00

Income From Investment Operations
  Net Investment Income ....................      0.58           0.59           0.58           0.59           0.34

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ...............      0.17           0.16          (0.06)          0.54          (0.47)

  Total From Investment Operations .........      0.75           0.75           0.52           1.13          (0.13)

Less Distributions
  From Net Investment Income (dividends) ...     (0.58)         (0.59)         (0.58)         (0.59)         (0.34)

  From Net Realized Gains
  on Investment Transactions ...............      --             --            (0.10)          --             --

  Total Distributions ......................     (0.58)         (0.59)         (0.68)         (0.59)         (0.34)

Net Asset Value, End of Period .............$    10.24     $    10.07     $     9.91     $    10.07     $     9.53

  Total Return(2) ..........................      7.71%          7.87%          5.36%         12.19%         (1.24)%

RATIOS/SUPPLEMENTAL DATA
                                                  1998           1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets .........................      0.75%          0.75%          0.74%          0.74%          0.75%(3)

Ratio of Net Investment Income
to Average Net Assets ......................      5.73%          5.99%          5.90%          6.05%          5.23%(3)

Portfolio Turnover Rate ....................        89%            99%            87%           133%            48%

Net Assets, End of Period
(in thousands) .............................$   26,797     $   18,126     $   15,626     $   12,827     $    4,262

(1) March 1, 1994 (inception) through October 31, 1994

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized


See Notes to Financial Statements


www.americancentury.com                   American Century Investments        21


BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                   1998            1997            1996           1995            1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ....   $      9.73     $      9.63     $      9.78     $      8.91     $     10.21

Income From Investment Operations
  Net Investment Income .................          0.57            0.60            0.60            0.61            0.58

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ............          0.07            0.19           (0.14)           0.87           (1.12)

  Total From Investment Operations ......          0.64            0.79            0.46            1.48           (0.54)

Less Distributions

From Net Investment Income ..............         (0.57)          (0.60)          (0.60)          (0.61)          (0.58)

  From Net Realized Gains
  on Investment Transactions ............         (0.03)          (0.09)          (0.01)           --             (0.18)

  Total Distributions ...................         (0.60)          (0.69)          (0.61)          (0.61)          (0.76)

Net Asset Value, End of Period ..........   $      9.77     $      9.73     $      9.63     $      9.78     $      8.91

  Total Return(1) .......................          6.79%           8.57%           4.91%          17.16%          (5.47)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998            1997            1996            1995            1994
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ...................          0.80%           0.80%           0.79%           0.78%           0.88%

Ratio of Net Investment Income
to Average Net Assets ...................          5.87%           6.25%           6.18%           6.53%           6.07%

Portfolio Turnover Rate .................            66%             52%            100%            105%             78%

Net Assets, End of Period (in thousands)    $   145,496     $   126,580     $   142,567     $   149,223     $   121,012

(1) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.

See Notes to Financial Statements


22       American Century Investments                             1-800-345-2021


NOTES


www.americancentury.com                  American Century Investments         23


NOTES

24       American Century Investments                             1-800-345-2021


NOTES

www.americancentury.com                  American Century Investments         25


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

o In person          SEC Public Reference Room
                     Washington, D.C.
                     Call 1-800-SEC-0330 for location
                     and hours.

o On the Internet    www.sec.gov


o By mail            SEC Public Reference Section
                     Washington, D.C. 20549-6009
                     (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

9902
SH-PRS-15109

                                                         Funds Distributor, Inc.
                                   (c)1999 American Century Services Corporation

                                AMERICAN CENTURY

                                   Prospectus

                                                         Limited-Term Bond Fund
                                                    Intermediate-Term Bond Fund
                                                                      Bond Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


[LEFT MARGIN CALLOUT]


MARCH 1, 1999
ADVISOR CLASS


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESES ECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                         Distributed by  Funds Distributor, Inc.

[END LEFT MARGIN CALLOUT]


Dear Investor,


  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

    *   The funds' primary investments and risks

    *   A description of who may or may not want to invest in the funds

    * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

    *   An overview of services available and ways to manage your accounts

    *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

The four broad objectives are:         The three risk categories are:

        *  Growth                        *   Aggressive

        *  Growth and Income             *   Moderate

        *  Income                        *   Conservative

        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                     Sincerely,

                                     /s/Mark Killen
                                     Mark Killen
                                     Senior Vice President
                                     American Century Investment Services, Inc.

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[american century logo(reg.sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385


TABLE OF CONTENTS

An Overview of the Funds ..................................................    2
Fees and Expenses .........................................................    3
Information about the Funds ...............................................    4
     Limited-Term Bond Fund
     Intermediate-Term Bond Fund
     Bond Fund
Basics of Fixed-Income Investing ..........................................    6
Management ................................................................    9
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   16
Financial Highlights ......................................................   17
Performance Information of Other Class ....................................   21


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Throughout  this  book  you'll  find  definitions  of key  investment  terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+This symbol highlights special  information and helpful tips.

[END LEFT MARGIN CALLOUT]


                                                    American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek income from investments in corporate bonds and other debt obligations.

WHAT ARE THE FUNDS' PRIMARY INVESTMENTS AND RISKS?

The funds invest most of their assets in quality DEBT SECURITIES issued by corporations. The chart below shows the primary differences among the funds. Additional important information about the funds' investment strategies and risks begins on page 4.

Fund                      Primary Investments             Primary Risks
--------------------------------------------------------------------------------
Limited-Term Bond         Quality short-term debt         Liquidity risk
                          securities                      Some credit risk
                                                          Some interest rate
                                                          risk
--------------------------------------------------------------------------------
Intermediate-Term Bond    Quality intermediate-term       Liquidity risk
                          debt securities                 Some credit risk
                                                          Interest rate risk
--------------------------------------------------------------------------------
Bond                      Quality intermediate- and       Liquidity risk
                          longer-term debt securities     Some credit risk
                                                          High interest rate
                                                          risk


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

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DEBT  SECURITIES  means bonds,  notes and  debentures.  Debt securities also are sometimes called fixed-income securities.

Lower Income More Liquid Shorter Term

Higher Income Less Liquid Longer Term

+An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


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2        American Century Investments                             1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                              Management     Distribution       Other            Total Annual Fund
                              Fee            and Service        Expenses(2)      Operating Expenses
                                             (12b-1) Fees(1)
------------------------------------------------------------------------------------------------
Limited-Term Bond             0.45%          0.50%              0.00%            0.95%
------------------------------------------------------------------------------------------------
Intermediate-Term Bond        0.50%          0.50%              0.00%            1.00%
------------------------------------------------------------------------------------------------
Bond                          0.55%          0.50%              0.00%            1.05%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
     See "Service and Distribution Fees," page 16.


(2) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLES


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                           1 year        3 years       5 years        10 years
----------------------------------------------------------------------------
Limited-Term Bond          $ 97          $302          $524           $1,162
----------------------------------------------------------------------------
Intermediate-Term Bond     $102          $318          $551           $1,219
----------------------------------------------------------------------------
Bond                       $107          $333          $577           $1,277


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+ Use this example to compare the costs of investing in other funds.  Of course, your actual costs may be higher or lower.


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www.americancentury.com                   American Century Investments         3


INFORMATION ABOUT THE FUNDS

LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.


HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest most of their assets in QUALITY DEBT SECURITIES of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see "Basics of Fixed-Income Investing" beginning on page 6.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                    Expected Weighted Average Maturity Range
----------------------------------------------------------------------------
Limited-Term Bond                  1-5 years
----------------------------------------------------------------------------
Intermediate-Term Bond             3-10 years
----------------------------------------------------------------------------
Bond                               8-20 years

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.


The funds' share values will fluctuate. In general, the funds that have higher potential income have higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.


                                Potential Income       Potential Loss
---------------------------------------------------------------------------
Limited-Term Bond               Lower                  Lower
---------------------------------------------------------------------------
Intermediate-Term Bond          Moderate               Moderate
---------------------------------------------------------------------------
Bond                            Higher                 Higher


Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to 15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered to face major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.


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A QUALITY DEBT SECURITY is one that has been determined to be investment  grade.
This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their four highest rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.


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4        American Century Investments                             1-800-345-3533



FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the historical returns from year to year.


[bar chart]
                                  1998

Limited-Term Bond                 6.03%

Intermediate-Term
Bond                              7.19%

Bond                              6.19%


Highest and Lowest Quarterly Returns


The highest and lowest returns of the funds' Advisor Class shares for a calendar quarter during the period reflected by the preceding chart are provided below to indicate the funds' historical short-term volatility.


[bar chart]
             Limited-Term Bond       Intermediate-Term Bond         Bond

Highest            2.75%                    4.05%                   3.36%
                  3Q 1998                  3Q 1998                 3Q 1998

Lowest             0.47%                   -0.31%                  -0.84%
                  4Q 1998                  4Q 1998                 4Q 1998

Average Annual Returns


The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated during the life of the class. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1998  1 year       Life of Fund(1)
----------------------------------------------------------------------------
Limited-Term Bond                          6.03%            5.96%
Merrill Lynch 1- to 5-year
Govt./Corp. Index                          7.64%            7.77%(2)
----------------------------------------------------------------------------
Intermediate-Term Bond                     7.19%            7.59%
Lehman Intermediate Govt./Corp. Index      8.44%            8.91%(3)
----------------------------------------------------------------------------
Bond                                       6.19%            7.56%
Lehman Aggregate Bond Index                8.69%            9.99%(3)

(1) The inception dates for the Advisor Class of the funds are: Limited-Term Bond, November 12, 1997; Intermediate-Term Bond, August 14, 1997; and Bond, August 8, 1997.

(2) Benchmark began November 30, 1997

(3) Benchmark began on August 31, 1997


Performance Information of Other Class


The original class of shares of the funds was the Investor Class of shares. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page 21.


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+The  performance  information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

+For current performance information, including yields, please call us at 1-800-345-3533, or visit American Century's Web site at www.americancentury.com.


[END LEFT MARGIN CALLOUT]


www.americancentury.com                    American Century Investments        5



BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES


When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.


The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.


                            Amount of         Percent of    Remaining      Weighted
                            Security Owned    Portfolio     Maturity       Maturity
-------------------------------------------------------------------------------------
Debt Security A             $100,000          25%           1,000 days       250 days
----------------------------------------------------------------------------------- -
Debt Security B             $300,000          75%          10,000 days     7,500 days
-------------------------------------------------------------------------------------
Weighted Average Maturity                                                  7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect the funds' performance varies and is related to the weighted average maturity of each fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

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WEIGHTED  AVERAGE  MATURITY is a tool that the fund managers use to  approximate the remaining maturity of a fund's investment portfolio.

+The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

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6       American Century Investments                             1-800-345-3533



When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:


Remaining Maturity        Current Price        Price After        Change
                                               1% Increase        in Price
---------------------------------------------------------------------------
1 year                    $100.00              $99.06             -0.94%
---------------------------------------------------------------------------
3 years                   $100.00              $97.38             -2.62%
---------------------------------------------------------------------------
10 years                  $100.00              $93.20             -6.80%
---------------------------------------------------------------------------
30 years                  $100.00              $88.69            -11.31%


CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.


It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.


The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

--------------------------------------------------------------------------------
              INVESTMENT GRADE                            NON-INVESTMENT GRADE
--------------------------------------------------------------------------------
                        A-1              A-2      A-3
                        P-1              P-2      P-3
                      MIG-1            MIG-2    MIG-3
                       SP-1             SP-2     SP-3
                AAA      AA       A      BBB       BB    B   CCC   CC   C     D
--------------------------------------------------------------------------------
Limited-Term
Bond              X       X       X        X        X
--------------------------------------------------------------------------------
Intermediate-
Term Bond         X       X       X        X        X
--------------------------------------------------------------------------------
Bond              X       X       X        X        X
--------------------------------------------------------------------------------


Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.


Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

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+Credit quality may be lower when the issuer has

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

+The Statement of Additional Information provides a detailed description of these securities ratings.

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www.americancentury.com                   American Century Investments         7


Inflation Risk


The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed-income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                           Interest       Credit       Liquidity     Inflation
                           Rate Risk      Risk         Risk          Risk
---------------------------------------------------------------------------
Limited-Term Bond          Low            Similar      Similar       High
---------------------------------------------------------------------------
Intermediate-Term Bond     Medium         Similar      Similar       Medium
---------------------------------------------------------------------------
Bond                       High           Similar      Similar       Low


The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


8        American Century Investments                             1-800-345-3533



MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the funds, and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended October 31, 1998
---------------------------------------------------------------------------
Limited-Term Bond                                                  0.45%
---------------------------------------------------------------------------
Intermediate-Term Bond                                             0.50%
---------------------------------------------------------------------------
Bond                                                               0.55%



www.americancentury.com                   American Century Investments         9


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages the funds since the funds' inception in March 1994. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.


JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the funds since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


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+CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades

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10       American Century Investments                             1-800-345-3533



FUNDAMENTAL INVESTMENT POLICIES


Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments      11


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies


*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


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+ Financial  intermediaries include banks,  broker-dealers,  insurance companies and investment advisors.

[END LEFT MARGIN CALLOUT]



12       American Century Investments                             1-800-345-3533


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                  American Century Investments         13



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures, or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.



[LEFT MARGIN CALLOUT]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[END LEFT MARGIN CALLOUT]


14        American Century Investments                            1-800-345-3533



TAXES



The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received and capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of Distribution         Tax Rate for             Tax Rate for
                             15% Bracket              28% Bracket
                                                      or above
---------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate    Ordinary income rate
---------------------------------------------------------------------------
Long-term capital gains      10%                     20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions may also be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[LEFT MARGIN CALLOUT]

+BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.


If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


[END LEFT MARGIN CALLOUT]


www.americancentury.com                  American Century Investments         15


MULTIPLE CLASS INFORMATION


American Century offers classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds pay an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


16        American Century Investments                            1-800-345-3533



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                  American Century Investments         17


LIMITED-TERM BOND FUND

Advisor Class

For a Share Outstanding Throughout the Period Ended October 31

PER-SHARE DATA
                                                                     1998(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..........................    $   9.97
                                                                   --------
Income From Investment Operations
 Net Investment Income ........................................        0.51
 Net Realized and Unrealized Gain on Investment Transactions ..        0.09
                                                                   --------
 Total From Investment Operations .............................        0.60
                                                                   --------
Distributions
 From Net Investment Income ...................................       (0.51)
 From Net Realized Gains on Investment Transactions ...........       (0.01)
                                                                   --------
 Total Distributions ..........................................       (0.52)
                                                                   --------

Net Asset Value, End of Period ................................    $  10.05
                                                                   ========
 Total Return(2) ..............................................        6.23%

RATIOS/SUPPLEMENTAL DATA

                                                                       1998
--------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .............        0.95%(3)

Ratio of Net Investment Income to Average Net Assets ..........        5.26%(3)

Portfolio Turnover Rate .......................................          97%

Net Assets, End of Period (in thousands) ......................    $    845

(1) November 12, 1997 (commencement of sale) through October 31, 1998

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized


18        American Century Investments                            1-800-345-3533


INTERMEDIATE-TERM BOND FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)


PER-SHARE DATA

                                                       1998          1997(1)
-------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ........     $   10.07       $    9.96
                                                  ---------       ---------

Income From Investment Operations
  Net Investment Income .....................          0.56            0.12

  Net Realized and Unrealized Gain
 (Loss) on Investment Transactions ..........          0.17            0.11
                                                       ----            ----


  Total From Investment Operations ..........          0.73            0.23
                                                       ----            ----


Distributions
  From Net Investment Income ................         (0.56)          (0.12)

Net Asset Value, End of Period ..............     $   10.24       $   10.07
                                                  =========       =========

  Total Return(2) ...........................          7.44%           2.33%

RATIOS/SUPPLEMENTAL DATA
                                                       1998            1997
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets ..........................          1.00%           1.00%(3)

Ratio of Net Investment Income to
Average Net Assets ..........................          5.48%           6.05%(3)

Portfolio Turnover Rate .....................            89%             99%

Net Assets, End of Period (in thousands) ....     $   3,150       $   2,017

(1) August 14, 1997 (commencement of sale) through October 31, 1997

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized


www.americancentury.com                  American Century Investments         19


BOND FUND

Advisor Class

For a Share Outstanding Throughout the Period Ended October 31 (except as noted

PER-SHARE DATA

                                                        1998          1997(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........     $    9.73       $    9.55

Income From Investment Operations
  Net Investment Income ......................          0.55            0.13

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .................          0.07            0.18

  Total From Investment Operations ...........          0.62            0.31

Distributions

  From Net Investment Income .................         (0.55)          (0.13)

  From Net Realized Gains on
Investment Transactions ......................         (0.03)           --

  Total Distributions ........................         (0.58)          (0.13)

Net Asset Value, End of Period ...............     $    9.77       $    9.73

  Total Return(2) ............................          6.52%           3.27%

RATIOS/SUPPLEMENTAL DATA

                                                        1998            1997
--------------------------------------------------------------------------------

Ratio of Operating Expenses to
Average Net Assets ...........................          1.05%           1.05%(3)

Ratio of Net Investment Income to
Average Net Assets ...........................          5.62%           5.92%(3)

Portfolio Turnover Rate ......................            66%             52%

Net Assets, End of Period (in thousands) .....     $   2,153       $     462

(1) August 14, 1997 (commencement of sale) through October 31, 1997

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized


20        American Century Investments                            1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                  American Century Investments         21

LIMITED-TERM BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA

                                                  1998           1997           1996          1995       1994(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$     9.98     $     9.93     $     9.96    $     9.68    $    10.00

Income From Investment Operations
  Net Investment Income ....................      0.55           0.56           0.56          0.56          0.31

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ...............      0.08           0.05          (0.03)         0.28         (0.32)

  Total From Investment Operations .........      0.63           0.61           0.53          0.84         (0.01)

Distributions
  From Net Investment Income ...............     (0.55)         (0.56)         (0.56)        (0.56)        (0.31)

  From Net Realized Gains
  on Investment Transactions ...............     (0.01)          --             --            --            --

  Total Distributions ......................     (0.56)         (0.56)         (0.56)        (0.56)        (0.31)


Net Asset Value, End of Period .............$    10.05     $     9.98     $     9.93    $     9.96    $     9.68

Total Return(2) ............................      6.58%          6.30%          5.48%         8.89%        (0.08)%

RATIOS/SUPPLEMENTAL DATA
                                                  1998           1997           1996          1995          1994
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets .........................      0.70%          0.69%          0.68%         0.69%         0.70%(3)

Ratio of Net Investment Income
to Average Net Assets ......................      5.56%          5.63%          5.63%         5.70%         4.79%(3)

Portfolio Turnover Rate ....................        97%           109%           121%          116%           48%

Net Assets, End of Period (in thousands) ...$   18,838     $   15,269     $    8,092    $    7,193    $    4,375

(1) March 1, 1994 (inception) through October 31, 1994

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized


22       American Century Investments                             1-800-345-3533


INTERMEDIATE-TERM BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                  1998           1997           1996           1995        1994(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .......$    10.07     $     9.91     $    10.07     $     9.53     $    10.00

Income From Investment Operations
  Net Investment Income ....................      0.58           0.59           0.58           0.59           0.34

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ...............      0.17           0.16          (0.06)          0.54          (0.47)

  Total From Investment Operations .........      0.75           0.75           0.52           1.13          (0.13)

Less Distributions
  From Net Investment Income (dividends) ...     (0.58)         (0.59)         (0.58)         (0.59)         (0.34)

  From Net Realized Gains
  on Investment Transactions ...............      --             --            (0.10)          --             --

  Total Distributions ......................     (0.58)         (0.59)         (0.68)         (0.59)         (0.34)

Net Asset Value, End of Period .............$    10.24     $    10.07     $     9.91     $    10.07     $     9.53

  Total Return(2) ..........................      7.71%          7.87%          5.36%         12.19%         (1.24)%

RATIOS/SUPPLEMENTAL DATA
                                                  1998           1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets .........................      0.75%          0.75%          0.74%          0.74%          0.75%(3)

Ratio of Net Investment Income
to Average Net Assets ......................      5.73%          5.99%          5.90%          6.05%          5.23%(3)

Portfolio Turnover Rate ....................        89%            99%            87%           133%            48%

Net Assets, End of Period
(in thousands) .............................$   26,797     $   18,126     $   15,626     $   12,827     $    4,262

(1) March 1, 1994 (inception) through October 31, 1994

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(3) Annualized


See Notes to Financial Statements


www.americancentury.com                   American Century Investments        23


BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                   1998            1997            1996           1995            1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ....   $      9.73     $      9.63     $      9.78     $      8.91     $     10.21

Income From Investment Operations
  Net Investment Income .................          0.57            0.60            0.60            0.61            0.58

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ............          0.07            0.19           (0.14)           0.87           (1.12)

  Total From Investment Operations ......          0.64            0.79            0.46            1.48           (0.54)

Less Distributions

From Net Investment Income ..............         (0.57)          (0.60)          (0.60)          (0.61)          (0.58)

  From Net Realized Gains
  on Investment Transactions ............         (0.03)          (0.09)          (0.01)           --             (0.18)

  Total Distributions ...................         (0.60)          (0.69)          (0.61)          (0.61)          (0.76)

Net Asset Value, End of Period ..........   $      9.77     $      9.73     $      9.63     $      9.78     $      8.91

  Total Return(1) .......................          6.79%           8.57%           4.91%          17.16%          (5.47)%

RATIOS/SUPPLEMENTAL DATA
                                                   1998            1997            1996            1995            1994
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ...................          0.80%           0.80%           0.79%           0.78%           0.88%

Ratio of Net Investment Income
to Average Net Assets ...................          5.87%           6.25%           6.18%           6.53%           6.07%

Portfolio Turnover Rate .................            66%             52%            100%            105%             78%

Net Assets, End of Period (in thousands)    $   145,496     $   126,580     $   142,567     $   149,223     $   121,012

(1) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


24       American Century Investments                             1-800-345-3533


                                     NOTES

www.americancentury.com                  American Century Investments         25


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

o In person          SEC Public Reference Room
                     Washington, D.C.
                     Call 1-800-SEC-0330 for location
                     and hours.

o On the Internet    www.sec.gov


o By mail            SEC Public Reference Section
                     Washington, D.C. 20549-6009
                     (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century




                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575


9902
SH-PRS-15110
                                                         Funds Distributor, Inc.
                                   (c)1999 American Century Services Corporation

                                AMERICAN CENTURY

                                   Prospectus

                                                         New Opportunities Fund


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century


[LEFT MARGIN CALLOUT]


MARCH 1, 1999
INVESTOR CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESES ECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                        Distributed by  Funds Distributor, Inc.

[END LEFT MARGIN CALLOUT]


Dear Investor,


  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.


  Inside you'll find:


     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

        *  Growth                           *   Aggressive

        *  Growth and Income                *   Moderate

        *  Income                           *   Conservative

        *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Priority Investor representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-8810. We look forward to helping you achieve your financial goals.


                                      Sincerely,

                                      /s/Mark Killen
                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.

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                         [american century logo(reg.sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419287
                                 Kansas City, MO
                                   64141-6287

[END LEFT MARGIN CALLOUT]



TABLE OF CONTENTS

An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Management ................................................................    7
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   13
Taxes .....................................................................   14
Financial Highlights ......................................................   15


[LEFT MARGIN CALLOUT]


Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+This symbol highlights special information and helpful tips.


[END LEFT MARGIN CALLOUT]


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 4.


The fund's principal risks include

* MARKET RISK--The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY--The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


WHO MAY WANT TO INVEST IN THE FUND?

New Opportunities is only available for purchase by participants in American Century's Priority Investors Program and employees of American Century. The fund may be a good investment if you are

*   seeking long-term capital growth from your investment

*   comfortable with the fund's short-term price volatility

*   comfortable with the risks associated with the fund's investment strategy

*   investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*   seeking current income from your investment

*   investing for a short period of time

*   uncomfortable with short-term volatility in the value of your investment


[LEFT MARGIN CALLOUT]


+An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


[END LEFT MARGIN CALLOUT]



2        American Century Investments                             1-800-345-8810



FEES AND EXPENSES



There are no sales loads, fees or other charges


*   to buy fund shares directly from American Century

*   to reinvest dividends in additional shares


*   to exchange into the Investor Class shares of other American Century funds


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


New Opportunities                  Redemption Fee (as a percentage
                                   of amount redeemed)
--------------------------------------------------------------------------------
Shares held less than 5 years      2.0%
Shares held 5 years or more        None


ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                      Management   Distribution    Other       Total Annual
                      Fee          and Service     Expenses(1) Fund Operating
                                   (12b-1) Fees                Expenses
--------------------------------------------------------------------------------
New Opportunities     1.50%        None            0.00%       1.50%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*   invest $10,000 in the fund

*   redeem all of your shares at the end of the periods shown below


*   earn a 5% return each year

*   incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                           1 year        3 years        5 years       10 years
--------------------------------------------------------------------------------
New Opportunities          $359          $693           $1,051        $1,778


You would pay the following expenses if you did not redeem your shares:

                           1 year        3 years        5 years       10 years
--------------------------------------------------------------------------------
New Opportunities          $152          $472           $814          $1,778


[LEFT MARGIN CALLOUT]

+Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments         3


INFORMATION ABOUT THE FUND


NEW OPPORTUNITIES FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers look for stocks of smaller-sized companies that they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. It also includes situations where a company's growth rate although still negative, is improving at a faster rate than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.


The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information


The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[LEFT MARGIN CALLOUT]

+Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

[END LEFT MARGIN CALLOUT]



4        American Century Investments                             1-800-345-8810



WHAT KINDS OF SECURITIES DOES THE FUND BUY?


New Opportunities will usually purchase common stocks of smaller U.S. and foreign companies, but it can purchase other types of securities as well. Companies considered to be small generally have a MARKET CAPITALIZATION of less than $1 billion. The fund also may invest in domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.


As with all funds, at any given time the value of your shares of New Opportunities may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money


Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


As a result of its investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

[LEFT MARGIN CALLOUT]


MARKET CAPITALIZATION is the value of a company as determined by multiplying the number of shares of stock it has outstanding by the stock's current market price per share.


[END LEFT MARGIN CALLOUT]


www.americancentury.com                    American Century Investments        5


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart]
        1998       1997

       13.33%      3.14%

Highest and Lowest Quarterly Returns


The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that the fund is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]
                New Opportunities
Highest               28.23%
                     4Q 1998

Lowest                21.62%
                     3Q 1998

Average Annual Returns


The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998  1 year     Life of Fund(1)
----------------------------------------------------------------------------
New Opportunities                              13.33%        9.02%

Russell 2000 Growth Index                       1.23%        6.93%(2)


(1) The inception date for the fund is December 26, 1996.


(2) Benchmark from December 31, 1996.


[LEFT MARGIN CALLOUT]


+The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

+For current performance information, including yields, please call us at 1-800-345-8810 or visit American Century's Web site at www.americancentury.com.


[END LEFT MARGIN CALLOUT]



6        American Century Investments                             1-800-345-8810





MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.50% the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.



www.americancentury.com                   American Century Investments         7


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since its inception in December 1996. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.


[LEFT MARGIN CALLOUT]

+CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[END LEFT MARGIN CALLOUT]



8        American Century Investments                             1-800-345-8810



FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments         9


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Priority Investors
1-800-345-8810

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Services Representative.

[illustration of telephone]
--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419287 Kansas City, MO 64141-6287

Fax
816-531-5689

OPEN AN ACCOUNT

Send a signed and completed application, and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Priority Investor representative to request a form.

[illustration of envelope]
--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

[illustration of computer]

10       American Century Investments                             1-800-345-8810


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE

+ Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information:

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

[illustration of wire machine]

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.


MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

[illustration of rotating arrows]

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday

                                        8 a.m. to noon, Saturday
1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

[illustration of person]

www.americancentury.com                   American Century Investments        11

MINIMUM INITIAL INVESTMENT AMOUNTS*

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                               $10,000
--------------------------------------------------------------------------------
Traditional IRA                                                   $10,000
--------------------------------------------------------------------------------
Roth IRA                                                          $10,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                         $10,000

*The maximum aggregate investment in the fund is $500,000.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


12       American Century Investments                             1-800-345-8810



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays) we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. New Opportunities generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[LEFT MARGIN CALLOUT]


The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


[END LEFT MARGIN CALLOUT]


 www.americancentury.com                   American Century Investments      13


TAXES



The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts


If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.


Taxability of Distributions

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of Distribution          Tax Rate for           Tax Rate for
                              15% Bracket            28% Bracket or above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate   Ordinary income rate
Long-term capital gains       10%                    20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held less than or equal to 12 months. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.



[LEFT MARGIN CALLOUT]

+BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[END LEFT MARGIN CALLOUT]



14       American Century Investments                             1-800-345-8810



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate


*   share price at the beginning of the period

*   investment income and capital gains or losses

*   distributions of income and capital gains paid to shareholders

*   share price at the end of the period


The table also includes some key statistics for the period as appropriate


* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*   Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

*   Portfolio Turnover--the percentage of the fund's buying and selling activit


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information and is available upon request.


www.americancentury.com                   American Century Investments        15


NEW OPPORTUNITIES FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)


PER-SHARE DATA
                                                       1998         1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ........   $      5.31     $      5.00

Income From Investment Operations

  Net Investment Loss .......................         (0.06)          (0.04)
  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions .........         (0.48)           0.35

  Total From Investment Operations ..........         (0.54)           0.31

Net Asset Value, End of Period ..............   $      4.77     $      5.31

Total Return(2) .............................        (10.17)%          6.20%

RATIOS/SUPPLEMENTAL DATA
                                                       1998            1997
--------------------------------------------------------------------------------

Ratio of Operating Expenses
to Average Net Assets .......................          1.50%           1.49%(3)

Ratio of Net Investment Loss
to Average Net Assets .......................         (1.16)%    (1.09)%(3)

Portfolio Turnover Rate .....................           147%            118%

Net Assets, End of Period (in thousands) ....   $   213,491     $   231,266

(1) December 26, 1996 (inception) through October 31, 1997.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.


(3) Annualized.


16       American Century Investments                             1-800-345-8810



www.americancentury.com                   American Century Investments        17



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

o In person          SEC Public Reference Room
                     Washington, D.C.
                     Call 1-800-SEC-0330 for location
                     and hours.

o On the Internet    www.sec.gov


o By mail            SEC Public Reference Section
                     Washington, D.C. 20549-6009
                     (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century




                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419287
                        Kansas City, Missouri 64141-6287
                         1-800-345-8810 or 816-531-5575


9902
SH-PRS-15098


                                                        Funds Distributor, Inc.
                                  (c)1999 American Century Services Corporation

[FRONT COVER]
                                American Century

                                   Prospectus

                                 High-Yield Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


[LEFT MARGIN]


MARCH 1, 1999
INVESTOR CLASS

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

Distributed by
Funds Distributor, Inc.

[END LEFT MARGIN]


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

    *  Growth                              *  Aggressive
    *  Growth and Income                   *  Moderate
    *  Income                              *  Conservative
    *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.


                                   Sincerely,

                                   /s/Mark Killen
                                   Mark Killen
                                   Senior Vice President
                                   American Century Investment Services, Inc.

[LEFT MARGIN]

                         [american century logo(reg.sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200

[END LEFT MARGIN]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Basics of Fixed-Income Investing ..........................................    6
Management ................................................................    8
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   16
Financial Highlights ......................................................   17


[LEFT MARGIN CALLOUT]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+ This symbol highlights special  information and helpful tips.

[END LEFT MARGIN CALLOUT]


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in a diversified portfolio of lower-rated corporate DEBT SECURITIES, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks, including

*  credit risk

*  liquidity risk

*  interest rate risk

Additional important information about the fund's investment strategies and risks begins on page 4.

WHO MAY WANT TO INVEST IN THE FUND?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  uncomfortable with the risk of investing in lower-rated debt securities

*  looking for the added security of FDIC insurance

[LEFT MARGIN CALLOUT]


DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed-income securities.

+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


[END LEFT MARGIN CALLOUT]


2       American Century Investments                             1-800-345-2021


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


              Management  Distribution and      Other        Total Annual Fund
              Fee         Service (12b-1) Fees  Expenses(1)  Operating Expenses
--------------------------------------------------------------------------------
High-Yield    0.90%       None                   0.00%       0.90%

(1) Other  expenses,   which  include  the  fees  and  expenses  of  the  fund's
    independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:


               1 year            3 years           5 years          10 years
--------------------------------------------------------------------------------
High-Yield     $92               $286              $497             $1,104

[LEFT MARGIN CALLOUT]

+ Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       3



INFORMATION ABOUT THE FUND

HIGH-YIELD FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.


Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.


The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.


Because the fund typically invests in intermediate-term and long-term bonds, the interest rate risk for High-Yield is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


The fund's share value will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

[LEFT MARGIN CALLOUT]

A HIGH-YIELD security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page 7.

[END LEFT MARGIN CALLOUT]


4       American Century Investments                             1-800-345-2021


FUND PERFORMANCE HISTORY

Annual Total Returns


The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart]
1998       -1.25

Highest and Lowest Quarterly Returns


The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that High-Yield is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]
                   High-Yield
Lowest Return     -7.18% 3Q 1998
Highest Return     4.86% 1Q 1998

Average Annual Returns


The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998
                             1 year                  Life of Fund(1)
--------------------------------------------------------------------------------
High-Yield                   -1.25%                  0.42%
--------------------------------------------------------------------------------
DLJ High-Yield Index          0.55%                  1.82%


(1) The inception date for the fund is September 30, 1997.

[LEFT MARGIN CALLOUT]


+ The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

+ For  current  performance  information,  including  yields,  please call us at
  1-800-345-2021     or    visit     American     Century's    Web    site    at
  www.americancentury.com.


[END LEFT MARGIN CALLOUT]


www.americancentury.com                    American Century Investments      5



BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

*  identifying securities that satisfy the fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.


                          Amount of        Percent of   Remaining     Weighted
                          Security Owned   Portfolio    Maturity      Maturity
--------------------------------------------------------------------------------
Debt Security A           $100,000         25%           1,000 days    250 days
--------------------------------------------------------------------------------
Debt Security B           $300,000         75%          10,000 days   7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                             7,750 days

TYPES OF RISK


The basic types of risk that fixed-income securities face are described below.


Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

+ The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


6       American Century Investments                             1-800-345-2021


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price after 1% increase   Change in price
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%

Credit Risk


Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.


It's not as simple as buying the highest-rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund, such as High-Yield, purchases lower-rated securities in an effort to achieve higher yields, it assumes additional credit risk.


The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.


      INVESTMENT GRADE                         NON-INVESTMENT GRADE
--------------------------------  ----------------------------------------------
            A-1           A-2         A-3
            P-1           P-2         P-3
          MIG-1         MIG-2       MIG-3
           SP-1          SP-2        SP-3
   AAA       AA    A      BBB          BB      B      CCC      CC      C      D
---------------------  ------------------------------------  -------------------
                       *Denotes expected quality range of**
                       **at least 80% of total assets of***
                       ************* the fund *************
--------------------------------------------------------------------------------
++++++++++++++++++++++++++ Denotes authorized quality ++++++++++++++++++++++++++

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk


The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed-income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.


[LEFT MARGIN CALLOUT]

+ Credit quality may be lower when the issuer has

  *   a high debt level

  *   a short operating history

  *   a senior level of debt

  *   a difficult, competitive environment

+ The Statement of Additional Information provides a detailed description of these securities ratings.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       7


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.90% of the average net assets of the Investor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:


NORMAN E. HOOPS


Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.


THERESA C. FENNELL


Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. She joined American Century in June 1997. Prior to joining American Century, she was an Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms. Fennell is a Chartered Financial Analyst.


[LEFT MARGIN CALLOUT]

+ CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[END LEFT MARGIN CALLOUT]


8       American Century Investments                             1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments       9


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[illustration of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[illustration of letter]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[illustration of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


10      American Century Investments                             1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE

+ Please remember that if you request redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.

[illustration of wire machine]

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of rotating arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

[illustration of person]

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday
1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday


www.americancentury.com                   American Century Investments      11


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                               $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                   $1,000
--------------------------------------------------------------------------------
Roth IRA                                                          $1,000
--------------------------------------------------------------------------------
Education IRA                                                       $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                         $2,500
--------------------------------------------------------------------------------
403(b)                                                        No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                        $2,500*

*The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.


[LEFT MARGIN CALLOUT]


+ Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


[END LEFT MARGIN CALLOUT]



12      American Century Investments                             1-800-345-2021


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments     13



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[LEFT MARGIN CALLOUT]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[END LEFT MARGIN CALLOUT]



14      American Century Investments                             1-800-345-2021



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:



Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or above
-----------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
-----------------------------------------------------------------------------------------
Long-term capital gains    10%                        20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[LEFT MARGIN CALLOUT]

+ BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[END LEFT MARGIN CALLOUT]



www.americancentury.com                   American Century Investments     15



MULTIPLE CLASS INFORMATION


American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533, or contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


16      American Century Investments                             1-800-345-2021



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The table also includes some key statistics for the period as appropriate


* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                   American Century Investments      17


HIGH-YIELD FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                         1998         1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..................$   9.91     $  10.00


Income From Investment Operations

  Net Investment Income ...............................    0.83         0.06

  Net Realized and Unrealized Loss
  on Investment Transactions ..........................   (1.18)       (0.09)

  Total From Investment Operations ....................   (0.35)       (0.03)

Distributions

  From Net Investment Income ..........................   (0.83)       (0.06)

Net Asset Value, End of Period ........................$   8.73     $   9.91

Total Return(2) .......................................   (4.09)%      (0.27)%

RATIOS/SUPPLEMENTAL DATA
                                                           1998         1997(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .....    0.90%        0.90%(3)

Ratio of Net Investment Income to Average Net Assets ..    8.41%        7.39%(3)

Portfolio Turnover Rate ...............................      85%        --

Net Assets, End of Period (in thousands) ..............$ 32,229     $ 11,072



(1)  September 30, 1997 (inception) through October 31, 1997

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized



18     American Century Investments                             1-800-345-2021


NOTES


www.americancentury.com                   American Century Investments      19


NOTES



20     American Century Investments                             1-800-345-2021


NOTES


www.americancentury.com                   American Century Investments      21



[BACK COVER]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)


Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century



                         AMERICAN CENTURY INVESTMENTS
                               P.O. Box 419200
                       Kansas City, Missouri 64141-6200
                        1-800-345-2021 or 816-531-5575


9903
SH-PRS-15298

[FRONT COVER]


                               AMERICAN CENTURY

                                  Prospectus

                               High-Yield Fund


                         [american century logo(reg.sm)]
                                    American
                                     Century


[LEFT MARGIN]


MARCH 1, 1999
ADVISOR CLASS

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

Distributed by
Funds Distributor, Inc.

[END LEFT MARGIN]


Dear Investor,

  Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investment. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

  Inside you'll find:

     *   The fund's primary investments and risks

     *   A description of who may or may not want to invest in the fund

     * Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the fund's benchmark

     *   An overview of services available and ways to manage your accounts

     *   Helpful tips and definitions of key investment terms

  The new, simplified prospectus format is not the only step we've taken to make investing less confusing. As we prepare to welcome in the 21st century, American Century is bringing our fund names up to date. That's why on March 1, we retired the "Twentieth Century" and "Benham" fund group names and will use the "American Century" name for all of our funds. This will make it easier for you to track your investments in newspapers or on financial Web sites. For example, instead of "American Century-Twentieth Century Ultra," the new fund name will be simply "American Century Ultra." Only the fund names are changing; each fund's objective and investment strategy will stay the same.

  In another step toward simplification, we are introducing a more intuitive way for you to evaluate our family of funds. This new system classifies funds based on objective and risk.

  The four broad objectives are:         The three risk categories are:

    *  Growth                              *  Aggressive
    *  Growth and Income                   *  Moderate
    *  Income                              *  Conservative
    *  Capital Preservation

  The new classification presents the risk level of each fund upfront so you can choose funds you are comfortable with. It also can help you create a diversified portfolio by identifying funds from different investment categories. Our Investing with American Century brochure explains this reclassification in more detail.

  If you have questions about the prospectus or would like to receive a copy of our Investing with American Century brochure, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                 Sincerely,

                                 /s/Mark Killen
                                 Mark Killen
                                 Senior Vice President
                                 American Century Investment Services, Inc.

[LEFT MARGIN]

                         [american century logo(reg.sm)]
                                    American
                                     Century

                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385

[END LEFT MARGIN]


TABLE OF CONTENTS

An Overview of the Fund ...................................................    2
Fees and Expenses .........................................................    3
Information about the Fund ................................................    4
Basics of Fixed-Income Investing ..........................................    6
Management ................................................................    8
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   12
Taxes .....................................................................   13
Multiple Class Information ................................................   14
Performance Information of Other Class ....................................   15


[LEFT MARGIN CALLOUT]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+ This symbol highlights special  information and helpful tips.

[END LEFT MARGIN CALLOUT]


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in a diversified portfolio of lower-rated corporate DEBT SECURITIES, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks, including

*  credit risk

*  liquidity risk

*  interest rate risk

Additional important information about the fund's investment strategies and risks begins on page 4.

WHO MAY WANT TO INVEST IN THE FUND?

The funds may be a good investment if you are

*  seeking high current income with the potential for capital gains

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  uncomfortable with the risk of investing in lower-rated debt securities

*  looking for the added security of FDIC insurance

[LEFT MARGIN CALLOUT]


DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed-income securities.

+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


[END LEFT MARGIN CALLOUT]



2       American Century Investments                             1-800-345-3533



FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


              Management   Distribution and          Other         Total Annual Fund
              Fee          Service (12b-1) Fees(1)   Expenses(2)   Operating Expenses
----------------------------------------------------------------------------------------
High-Yield    0.65%        0.50%                     0.00%         1.15%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 14.


(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be

                   1 year         3 years         5 years         10 years
-------------------------------------------------------------------------------
High-Yield         $117           $364            $630            $1,390


[LEFT MARGIN CALLOUT]

+ Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       3



INFORMATION ABOUT THE FUND

HIGH-YIELD FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.


Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.


Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.


The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.


Because the fund typically invests in intermediate-term and long-term bonds, the interest rate risk for High-Yield is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


The fund's share value will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

[LEFT MARGIN CALLOUT]

A HIGH-YIELD security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page 7.

[END LEFT MARGIN CALLOUT]



4       American Century Investments                             1-800-345-3533



FUND PERFORMANCE HISTORY


When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

* Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of each of the funds

In addition, investors can examine the performance of the fund's Investor Class of shares. This class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.



www.americancentury.com                    American Century Investments       5



BASICS OF FIXED-INCOME INVESTING


DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the issuer first sells the debt security, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

*  identifying securities that satisfy the fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.


                   Amount of         Percent of    Remaining       Weighted
                   Security Owned    Portfolio     Maturity        Maturity
--------------------------------------------------------------------------------
Debt Security A    $100,000          25%           1,000 days        250 days
--------------------------------------------------------------------------------
Debt Security B    $300,000          75%           10,000 days     7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                         7,750 days

TYPES OF RISK


The basic types of risk that fixed-income securities face are described below.


Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

[LEFT MARGIN CALLOUT]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

+ The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

[END LEFT MARGIN CALLOUT]



6       American Century Investments                             1-800-345-3533



When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price after 1% increase   Change in price
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%

Credit Risk


Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities, though. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund, such as High-Yield, purchases lower-rated securities in an effort to achieve higher yields, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.


       INVESTMENT GRADE                         NON-INVESTMENT GRADE
--------------------------------  ----------------------------------------------
            A-1           A-2         A-3
            P-1           P-2         P-3
          MIG-1         MIG-2       MIG-3
           SP-1          SP-2        SP-3
   AAA       AA    A      BBB          BB      B      CCC      CC      C      D
---------------------  ------------------------------------  -------------------
                       *Denotes expected quality range of**
                       **at least 80% of total assets of***
                       ************* the fund *************
--------------------------------------------------------------------------------
++++++++++++++++++++++++++ Denotes authorized quality ++++++++++++++++++++++++++

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk


The safest investments usually have the lowest potential income and performance. During periods of high inflation, shorter-term fixed-income investments typically perform better. This reflects the high short-term demand for money when inflation is high. The risk that your short-term performance will suffer during periods of high inflation is called inflation risk.


[LEFT MARGIN CALLOUT]


+ Credit quality may be lower when the issuer has


  *   a high debt level

  *   a short operating history

  *   a senior level of debt

  *   a difficult, competitive environment

+ The Statement of Additional Information provides a detailed description of these securities ratings.

[END LEFT MARGIN CALLOUT]


www.americancentury.com                   American Century Investments       7


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the fund during its most recent fiscal year, the advisor received a unified management fee of .65% of the average net assets of the Advisor Class of shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

NORMAN E. HOOPS


Mr. Hoops, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.


THERESA C. FENNELL


Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. She joined American Century in June 1997. Prior to joining American Century, she was an Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms. Fennell is a Chartered Financial Analyst.


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+ CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

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8       American Century Investments                             1-800-345-3533



FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments       9


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order by the intermediary on a fund's behalf.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


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+ Financial  intermediaries include banks,  broker-dealers,  insurance companies and investment advisors.


10      American Century Investments                             1-800-345-3533


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments      11



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


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The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

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12      American Century Investments                             1-800-345-3533



TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short-term or long-term and are taxed as follows:



Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or above
----------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
----------------------------------------------------------------------------------------
Long-term capital gains    10%                        20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


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+ BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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www.americancentury.com                   American Century Investments      13



MULTIPLE CLASS INFORMATION


American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021, or contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


SERVICE AND DISTRIBUTION FEES


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


14     American Century Investments                             1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                   American Century Investments      15


HIGH-YIELD FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA

                                                          1998         1997(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..................$   9.91    $   10.00

Income From Investment Operations

  Net Investment Income ...............................    0.83         0.06

  Net Realized and Unrealized Loss
  on Investment Transactions ..........................   (1.18)       (0.09)

  Total From Investment Operations ....................   (0.35)       (0.03)

Distributions

  From Net Investment Income ..........................   (0.83)       (0.06)

Net Asset Value, End of Period ........................$   8.73    $    9.91

Total Return(2) .......................................   (4.09)%      (0.27)%

RATIOS/SUPPLEMENTAL DATA
                                                           1998         1997(1)
--------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....    0.90%        0.90%(3)

Ratio of Net Investment Income to Average Net Assets ..    8.41%        7.39%(3)

Portfolio Turnover Rate ...............................      85%        --

Net Assets, End of Period (in thousands) ..............$ 32,229    $  11,072

(1)  September 30, 1997 (inception) through October 31, 1997

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized


16     American Century Investments                             1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments      17



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-0816


                         [american century logo(reg.sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

9903
SH-PRS-15299

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 1999



                         [american century logo(reg.sm)]
                                    American
                                     Century


                                   Growth Fund
                                   Ultra Fund
                                   Select Fund
                                   Vista Fund
                                  Heritage Fund
                                  Balanced Fund
                             Tax-Managed Value Fund
                                  Giftrust Fund
                             New Opportunities Fund
                             Limited-Term Bond Fund
                           Intermediate-Term Bond Fund
                                    Bond Fund
                                 High-Yield Fund


--------------------------------------------------------------------------------
                       AMERICAN CENTURY MUTUAL FUNDS, INC.


   This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated March 1, 1999, but is not a prospectus. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.


   This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

                    Distributed by Funds Distributor, Inc.


                      STATEMENT OF ADDITIONAL INFORMATION


                                 MARCH 1, 1999

 TABLE OF CONTENTS

The Funds' History ..........................................................  2

Fund Investment Guidelines ..................................................  2
    Growth, Ultra, Select, Vista, Heritage,
      Giftrust and New Opportunities ........................................  2
    Balanced ................................................................  3
    Tax-Managed Value .......................................................  3
    Limited-Term Bond, Intermediate-Term Bond
      and Bond ..............................................................  3

Detailed Information About the Funds ........................................  7
    Investment Strategies and Risks .........................................  7
    Investment Policies ..................................................... 17
    Portfolio Turnover ...................................................... 18

Management .................................................................. 19
    The Board of Directors .................................................. 19
    Officers ................................................................ 21
The Fund's Principal Shareholders ........................................... 23

Service Providers ........................................................... 24
       Investment Advisor ................................................... 24
       Transfer Agent and Administrator ..................................... 25
       Distributor .......................................................... 25

Other Service Providers ..................................................... 25

Brokerage Allocation ........................................................ 27
    Select, Heritage, Growth, Ultra, Vista,
      Tax-Managed Value, Giftrust and the
      Equity Portion of Balanced ............................................ 27
    Limited-Term Bond, Intermediate-Term Bond,
      Bond, High-Yield and the Fixed-Income
      Portion of Balanced ................................................... 27
Information About Fund Shares ............................................... 28
    Multiple Class Structure ................................................ 28
    Buying and Selling Fund Shares .......................................... 30
    Valuation of a Fund's Securities ........................................ 30

Taxes ....................................................................... 31

How Fund Performance
  Information Is Calculated ................................................. 32

Financial Statements ........................................................ 36

Explanation of Fixed-
  Income Securities Ratings ................................................. 37


STATEMENT OF ADDITIONAL INFORMATION                                           1


 THE FUNDS' HISTORY


    American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. In 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century Mutual Funds as the corporation.

    Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.


FUND INVESTMENT GUIDELINES


    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

    Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST  AND NEW OPPORTUNITIES


    In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.


    Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each

                           INVESTOR CLASS              ADVISOR CLASS               INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------
                           Ticker      Inception       Ticker     Inception        Ticker    Inception
Fund                       Symbol      Date            Symbol     Date             Symbol    Date
-------------------------------------------------------------------------------------------------------

Growth                     TWCGX       10/31/58        TWRAX      06/04/97         TWGIX     06/16/97
Ultra                      TWCUX       11/02/81        TWUAX      10/02/96         TWUIX     11/14/96
Select                     TWCIX       10/31/58        TWCAX      08/08/97         TWSIX     03/13/97
Vista                      TWCVX       11/25/83        TWVAX      10/02/96         TWVIX     11/14/96
Heritage                   TWHIX      11/10/87         ATHAX      07/11/97         N/A       N/A
Balanced                   TWBIX      11/20/88         TWBAX      01/06/97         N/A       N/A
Tax-Managed Value          N/A        3/1/99(est.)     N/A        3/1/99(est.)     N/A       3/1/99(est.)
Giftrust                   TWGTX      11/25/83         N/A        N/A              N/A       N/A
New Opportunities          TWNOX      12/26/96         N/A        N/A              N/A       N/A
Limited-Term Bond          N/A        03/01/94         N/A        N/A              N/A       N/A
Intermediate-Term Bond     TWITX      03/01/94         N/A        N/A              N/A       N/A
Bond                       TWLBX      03/02/87         N/A        N/A              N/A       N/A
High-Yield                 ABHIX      09/30/97         N/A        N/A              N/A       N/A
--------------------------------------------------------------------------------------------------------



2                                                   AMERICAN CENTURY INVESTMENTS



fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.


    So long as a sufficient number of such securities are available, the managers intend to keep the funds fully invested in stocks that demonstrate accelerating growth, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "Derivative Securities," page 8, "Short-Term Securities," page 10 and "Futures and Options," page 11 .

BALANCED


    In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in "Fund Investment Guidelines". The fund managers also may purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities. See Table 1, page 6.

    The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-10 year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see "Explanation of Fixed-Income Securities Ratings," on page 37.

TAX-MANAGED VALUE

    The fund managers of Tax-Managed Value will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. See Table 1.


LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

    To achieve their objectives, the funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.


STATEMENT OF ADDITIONAL INFORMATION                                          3



    The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the advisor, as follows: short-term notes within the two highest categories, e.g., at least MIG-2 by Moody's Investor Services (Moody's) or SP-2 by Standard and Poor's Corporation (S&P); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P); securities of the U.S. government and its agencies and instrumentalities
(described below); other types of securities rated at least P-2 by Moody's or A-2 by S&P.

    The managers will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

    The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

    Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.


    The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.


    For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Basics of Fixed-Income Investing," in the funds' Prospectus.

    As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the managers, up to 100% of its assets in short-term securities. See "Short-Term Securities," page 10. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for



4                                            STATEMENT OF ADDITIONAL INFORMATION



the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See "Futures and Options," page 11.


HIGH-YIELD


    The fund invests primarily in lower-rated, higher- yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase


    *   government securities

    *   zero-coupon, step-coupon and pay-in-kind securities

    *   convertible securities

    *   loan interests

    * common stock or other equity-related securities (limited to 20% of fund assets)

    *   short-term securities


    Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options. See "Futures and Options," page 11.

    The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by S&P, or in unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.


    Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.


    The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.


    The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.


STATEMENT OF ADDITIONAL INFORMATION                                          5



    The following table identifies the type of securities each fund may invest in. A percentage is listed for those securities that have a limitation on the amount of the fund's assets that can be invested in that type of security.



TABLE 1

                                                          Limited-
                                                         Term Bond,
                         Growth                        Intermediate-                           Tax-
                          Ultra     Vista      High     Term Bond,       New                  Managed
                         Select   Heritage     Yield       Bond     Opportunities  Giftrust  Balanced   Value

------------------------------------------------------------------------------------------------------------------
Foreign Securities          X         X         40%          X            X            X         X        X
------------------------------------------------------------------------------------------------------------------
Convertible Securities                           X                                               X        X
------------------------------------------------------------------------------------------------------------------
Short Sales                 X         X                                   X            X         X        X
------------------------------------------------------------------------------------------------------------------
Portfolio Lending                             33 1/3%      33 1/3%                                        X
------------------------------------------------------------------------------------------------------------------
Derivative Securities       X         X          X           X            X            X         X        X
------------------------------------------------------------------------------------------------------------------
Investments in
Companies with
Limited Operating
Histories                   5%        10%        15%         5%           10%          10%       5%        X
------------------------------------------------------------------------------------------------------------------
Other Investment
Companies                                        10%         10%                                           X
------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                          33 1/3%      33 1/3%        X            X         X         X
------------------------------------------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements       X         X          X           X            X            X         X         X
------------------------------------------------------------------------------------------------------------------
Illiquid Securities         X         X         15%         15%          15%           X        15%        X
------------------------------------------------------------------------------------------------------------------
Restricted Securities                            X           X
------------------------------------------------------------------------------------------------------------------
Short-Term Securities       X         X          X          35%           X            X         X         X
------------------------------------------------------------------------------------------------------------------
Futures & Options           X         X          X           X            X            X         X         X
------------------------------------------------------------------------------------------------------------------
Forward Currency
Exchange Contracts          X         X          X           X            X            X         X         X
------------------------------------------------------------------------------------------------------------------
Fixed Income Securities
------------------------------------------------------------------------------------------------------------------
  Municipal Notes                                X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Municipal Bonds                                X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Variable- and
  Floating-Rate
  Obligations                                    X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Obligations with
  Term Puts Attached                             X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Tender Option Bonds                            X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Zero-Coupon                                    X
------------------------------------------------------------------------------------------------------------------
  Inverse Floaters                               X           X                                             X
------------------------------------------------------------------------------------------------------------------
  Loan Interests                                 X



6                                            STATEMENT OF ADDITIONAL INFORMATION


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS


    This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 6.


FOREIGN SECURITIES

    Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.


    An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield. High-Yield may invest up to 40% of its assets in foreign securities.

    Investments in foreign securities may present certain risks, including those resulting from future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.


    Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of a fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

    Each fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities," page 8.

CONVERTIBLE SECURITIES


    A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed- income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

    Convertible  securities  generally  are  subordinated  to other  similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


    Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market


8                                            STATEMENT OF ADDITIONAL INFORMATION



fluctuations. Investing in synthetic convertible securities involves the risk normally found in holding the securities comprising the synthetic convertible security.


SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


DERIVATIVE SECURITIES

    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

    Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:


    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;



8                                                  AMERICAN CENTURY INVESTMENTS


    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    *    the risk that the counterparty will fail to perform its obligations.

    The Board of Directors has approved the managers' policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The managers will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the managers' policy for investments in the derivative securities annually.


INVESTMENT IN COMPANIES WITH LIMITED OPERATING HISTORIES

    As indicated in Table 1, the funds may invest a portion of their assets in the securities of issuers with limited operating history. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

OTHER INVESTMENT COMPANIES

    Each of the funds may invest up to 5% of its total assets in any other mutual fund, including those of the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.


REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into


STATEMENT OF ADDITIONAL INFORMATION                                            9


such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

    The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.


SHORT-TERM SECURITIES

    In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

    Examples of those securities include

    * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

    *    Commercial Paper

    *    Certificates of Deposit and Euro Dollar Certificates of Deposit

    *    Bankers' Acceptances

    *    Short-term notes, bonds, debentures or other debt instruments

    *    Repurchase agreements


10                         AMERICAN CENTURY INVESTMENTS


FUTURES AND OPTIONS

    Each fund may enter into futures contracts, options or options on futures contracts. Funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to

    * protect against a decline in market value of the fund's securities (taking a short futures position), or

    * protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

    * provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

    Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.


    For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.


    Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

    Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute margin transactions for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.


STATEMENT OF ADDITIONAL INFORMATION                                         11


RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS


    Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

    A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.


    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

    By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

    Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

    Each fund may enter into futures contracts, options or options on futures contracts.


    Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segre-



12                                                 AMERICAN CENTURY INVESTMENTS



gate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.


FORWARD CURRENCY EXCHANGE CONTRACTS

    The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

    The funds expect to use forward contracts under two circumstances:


    (1) When the fund managers wish to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

    (2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

    Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parties will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.


    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

MUNICIPAL NOTES

    Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

    Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem


STATEMENT OF ADDITIONAL INFORMATION                                        13


property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

    Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.


    Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.


MUNICIPAL BONDS

    Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

    General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

    Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

    Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

    The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

    Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.


    The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.


    To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with


14                                                 AMERICAN CENTURY INVESTMENTS


applicable interpretations and rulings of the Internal Revenue Service (IRS).

    Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

    There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Directors.


TENDER OPTION BONDS

    Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.


    TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

    There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.


    The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.


ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

    Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.


INVERSE FLOATERS


    An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

    Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security


STATEMENT OF ADDITIONAL INFORMATION                                         15


is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

    In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

    (i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

    (ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

    Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

    Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

    Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

    The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

LOAN INTERESTS

    Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.


16                                                 AMERICAN CENTURY INVESTMENTS


INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

    For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   Emergency purposes (not for leveraging or investment)
                   in an amount not exceeding 331/3% of the fund's total
                   assets (including the amount borrowed) less liabilities
                   (other than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan
                   if, as a result, more than 331/3% of the fund's total
                   assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase  agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not  purchase  or sell real  estate  unless
                   acquired  as a result of  ownership  of  securities  or other instruments.  This  policy  shall  not  prevent  a fund  from investing in securities or other  instruments  backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities
                   of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities  Act of  1933  in the  disposition  of  restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical  commodities  unless acquired  as a result of  ownership  of  securities  or other instruments; provided that this limitation shall not prohibit the fund from  purchasing  or  selling  options  and  futures
                   contracts   or  from   investing  in   securities   or  other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------



STATEMENT OF ADDITIONAL INFORMATION                                       17


NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.


Subject          Policy
--------------------------------------------------------------------------------
Diversification  A fund may not purchase additional investment securities at
                 Any time during which  outstanding  borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a Repurchase agreement  if,  as a result,  more  than 15% of its net  assets would be invested in  repurchase  agreements  not entitling the holder to payment of principal  and interest  within seven days and in  securities  that are  illiquid  by  virtue  of legal or contractual  restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has
                 The right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to
                 obtain such short-term credits as are necessary for the
                 clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                 margin.
--------------------------------------------------------------------------------

    The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.


    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER

TAX-MANAGED VALUE FUND


    The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods. Because a higher turnover rate would increase transaction costs and may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders.


OTHER FUNDS


    The portfolio turnover rates of the funds (other than the Tax-Managed Value) are shown in the Financial Highlights table in the Prospectuses.

    With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.



18                                                  AMERICAN CENTURY INVESTMENTS



    The funds intend to purchase a given security whenever the managers believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

    Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Since the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.

    For Vista, the higher portfolio turnover rate for 1998 resulted from efforts to improve the fund's performance, which included replacing underperforming stocks and increasing the fund's diversification across a broader range of industries. As a result, a greater number of stocks were sold and purchased during 1998 than has been the fund's historical practice.



MANAGEMENT

THE BOARD OF DIRECTORS


    The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are "independent" of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the table on the next page whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment
Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. The address at which each director listed on the following page may be contacted is American Century Tower I, 4500 Main Street, Kansas City, Missouri 64111.



STATEMENT OF ADDITIONAL INFORMATION                                          19



Name (Age)                   Position(s) Held         Principal Occupation(s) during
                             With Fund                Past Five Years
--------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (74)  Director,                Chairman, Director and controlling shareholder, ACC,
                             Chairman of the Board    Chairman and Director, ACIM, ACSC and ACIS
                                                      Father of James E. Stowers III
--------------------------------------------------------------------------------------------------------------
James E. Stowers III* (40)   Director                 Director and Chief Executive Officer,
                                                      ACC, ACIM, ACSC and ACIS
                                                      Son of James E. Stowers, Jr.
--------------------------------------------------------------------------------------------------------------
Thomas A. Brown (58)         Director                 Director of Plains States Development, Applied
                                                      Industrial Technologies, Inc., a corporation engaged
                                                      in the sale of bearings and power transmission
                                                      products
--------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (65) Director                 Retired, formerly a general surgeon
--------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)   Director                 Senior Vice President and Associate
                                                      Director, Midwest Research Institute
--------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (63)         Director                 Retired, formerly Chairman, Public
                                                      Service Company of Colorado; Director, Service
                                                      Tech, Inc., Hathaway Corporation, and J.D. Edwards
                                                      & Company
--------------------------------------------------------------------------------------------------------------
Donald H. Pratt (60)         Director,                President and Director, Butler
                                                      Manufacturing Company Vice Chairman of the Board
--------------------------------------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (70)    Director                 President, LSC, Inc., manufacturer's representative
--------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (52)  Director                 Senior Vice President, Finance, Sprint Corporation;
                                                      Director, DST Systems, Inc.
--------------------------------------------------------------------------------------------------------------


COMMITTEES


    The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee    Members                 Function of Committee
--------------------------------------------------------------------------------------------------------------
Executive    James E. Stowers, Jr.   The Executive Committee performs the functions of the Board of
             James E. Stowers III    Directors between Board meetings, subject to the limitations on it
             Donald H. Pratt         power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
--------------------------------------------------------------------------------------------------------------
Compliance   Thomas A. Brown         The Compliance Committee reviews the results of the funds'
             Donald H. Pratt         compliance testing program, reviews quarterly reports from the
             Lloyd T. Silver, Jr.    advisor to the Board regarding various compliance
             Andrea C. Hall, Ph.D    matters and monitors the implementation of the funds' Code of Ethics, including any violations thereof.
--------------------------------------------------------------------------------------------------------------
Audit        M. Jeannine Strandjord  The Audit Committee recommends the engagement of the funds'
             Robert W. Doering, M.D. independent auditors and oversees its activities. The Committee
             D.D. (Del) Hock         receives reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also receives reporting about compliance matters affecting the funds.
--------------------------------------------------------------------------------------------------------------
Nominating  Donald H. Pratt          The Nominating Committee primarily considers and recommends
            D.D. (Del) Hock          individuals for nomination as directors. The names of potential
            James E. Stowers III     director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders.
                                     This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other
                                     Board-related matters, including its organization, size,
                                     composition, responsibilities, functions and compensation.
--------------------------------------------------------------------------------------------------------------



20                                              AMERICAN CENTURY INVESTMENTS


COMPENSATION OF DIRECTORS


    The directors also serve as directors for five American Century investment companies other than American Century Mutual Funds, Inc. Each director who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The table presented shows the aggregate compensation paid by ACMF for the periods indicated and by the American Century family of funds to each director who is not an "interested person" as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 1998
--------------------------------------------------------------------------------
                                     Total               Total Compensation
                                  Compensation                from the
                                    from the              American Century
Name of Director                    Funds (1)            Family of Funds(2)
--------------------------------------------------------------------------------

Thomas A. Brown                    $41,010                    $51,000

Robert W. Doering, M.D.             38,584                     49,000

Andrea C. Hall, Ph.D.               38,210                     49,000

D.D. (Del) Hock                     37,263                     49,000

Donald H. Pratt                     39,515                     51,000

Lloyd T. Silver, Jr.                37,263                     49,000

M. Jeannine Strandjord              39,773                     51,000
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended October 31, 1998, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $5,579; Dr. Hall, $17,196; Mr. Hock, $34,393; Mr. Pratt, $12,043 and
     Ms. Strandjord, $33,642.

(2) Includes compensation paid by the 13 investment company members of the American Century family of funds.


    The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.


    All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.


    No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

    The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1998.

OFFICERS


    Background information for the officers of the funds is provided on page 22. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, the holding company of the funds' investment advisor and transfer agent (ACC), ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.



STATEMENT OF ADDITIONAL INFORMATION                                       21


                            Positions
Name (Age)                  Held With      Principal Occupation(s)
Address                     Fund           During Past Five Years
--------------------------------------------------------------------------------------------------------------
George A. Rio (44)          President      Executive Vice President and Director of Client Services, FDI
                                           (March 1998 to present)
                                           Senior Vice President and Senior Key Account Manager, Putnam
                                           Mutual Funds (June 1995 to March 1998)
                                           Director Business Development, First Data Corporation
                                           (May 1994 to June 1995)
                                           Senior Vice President and Manager of Client services and
                                           Director of Internal Audit, The Boston Company, Inc.
                                           (September 1983 to May 1994)
--------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (34) Vice President  Vice President and Associate General Counsel, FDI
                                           (since July 1996)
                                           Assistant Counsel, Forum Financial Group (April 1994 to July
                                           1996)
                                           Compliance Officer, Putnam Investments (from 1992 to 1994)
--------------------------------------------------------------------------------------------------------------
Mary A. Nelson (34)        Vice President  Vice President and Manager of Treasury Services and
                                           Administration, FDI
                                           Assistant Vice President and Client Manager, The Boston
                                           Company, Inc. (1989 to 1994)
--------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (43)  Vice President  Senior Vice President, Treasurer and Principal Accounting
                           and Treasurer   Officer, ACSC
--------------------------------------------------------------------------------------------------------------
David C. Tucker (40)       Vice President  Senior Vice President and General Counsel, ACSC and ACIM
                                           (June 1998 to present)
                                           General Counsel, ACC (June 1998 to present)
                                           Consultant to mutual fund industry (May 1997 to April 1998)
                                           Vice President and General Counsel, Janus Companies
                                           (1990 to 1997)
--------------------------------------------------------------------------------------------------------------
Paul J. Carrigan Jr.       Secretary       Secretary, ACC (February 1998 to present)
                                           Director of Legal Operations (February 1996 to present)
                                           Board Communications Manager, The Benham Company  (April
                                           1994 to January 1996)
                                           Legal Coordinator, State of California Health & Welfare Agency
                                           (February 1992 to March 1994)
--------------------------------------------------------------------------------------------------------------
C. Jean Wade (35)           Controller     Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------------------------------------
Jon Zindel (32)             Tax Officer    Director of Taxation, ACSC (since 1996)
                                           Tax Manager, Price Waterhouse LLP (1989)
--------------------------------------------------------------------------------------------------------------



22                                                 AMERICAN CENTURY INVESTMENTS


 THE FUNDS' PRINCIPAL SHAREHOLDERS


    As of January 31, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:

    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of January 31, 1999, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

                                                               Percentage
                                                               of Shares
Fund                   Shareholder                             Outstanding
--------------------------------------------------------------------------------
Growth                 Nationwide Life Insurance Company          7.9%
                       Columbus, Ohio
                       State Street Bank and Trust Company        7.9%
                       Boston, Massachusetts
--------------------------------------------------------------------------------
Ultra                  Charles Schwab & Company                   8.1%
                       San Francisco, California
                       Nationwide Life Insurance Company          7.2%
                       Columbus, Ohio
--------------------------------------------------------------------------------
Bond                   Charles Schwab & Company                   7.5%
                       San Francisco, California
--------------------------------------------------------------------------------
Heritage               Bankers Trust Company                     14.8%
                       as Trustee for Kraft General Foods
                       Jersey City, New Jersey
                       Bankers Trust Company                      7.5%
                       as Trustee for Philip Morris
                       Deferred Profit Trust
                       Jersey City, New Jersey
--------------------------------------------------------------------------------
Limited-Term Bond      American Century Investment
                       Management, Inc.                          54.0%
                       Kansas City, Missouri
--------------------------------------------------------------------------------
Intermediate-Term Bond American Century Investment
                       Management, Inc.                           7.5%
                       Kansas City, Missouri
                       Charles Schwab & Company                   5.7%
                       San Francisco, California
                       Chase Manhattan Bank NA as Trustee
                       for Gza Geo Environmental Inc.             5.7%
                       Restated 401 (k) Profit Sharing
                       Plan and Trust
                       New York New York
--------------------------------------------------------------------------------
New Opportunities      American Century Investment
                       Management, Inc.                           5.8%
                       Kansas City, Missouri
--------------------------------------------------------------------------------
High-Yield             American Century Investment
                       Management, Inc.                          23.0%
                       Kansas City, Missouri



STATEMENT OF ADDITIONAL INFORMATION                                       23


SERVICE PROVIDERS

    The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

    The advisor and the transfer agent, ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

    Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc., dated August 1, 1997. This agreement was approved by the shareholders of each of the funds on July 30, 1997.

    A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."


    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Tax-Managed Value has a stepped fee as described below:

--------------------------------------------------------------------------------
First $500 million                                                1.10%
Next $500 million                                                 1.00%
More than $1 billion                                              0.90%
--------------------------------------------------------------------------------

    For Tax-Managed Value, the schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class is 0.3000% for the first $2 billion, the Institutional Class is 0.1000%. (0.3000% minus 0.2000%) for the first $2 billion. The schedule for the Advisor Class is lower by 0.2500% at each graduated step.

    The rest of the funds do not have a stepped fee. Their management fee is described in their respective prospectuses.

    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month, by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.


    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


    The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed



24                                                  AMERICAN CENTURY INVESTMENTS


by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.


    Investment management fees incurred by each fund by class for the fiscal periods ended October 31, 1998, 1997 and 1996, are indicated in the tables on the following page.


OTHER ADVISORY RELATIONSHIPS

    In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:

    American Century World Mutual Funds, Inc.
    American Century Premium Reserves, Inc.
    American Century Variable Portfolios, Inc.
    American Century Capital Portfolios, Inc.
    American Century Strategic Asset Allocations, Inc.
    American Century Municipal Trust
    American Century Government Income Trust
    American Century Investment Trust
    American Century Target Maturities Trust
    American Century Quantitative Equity Funds
    American Century International Bond Funds.
    American Century California Tax-Free and Municipal Funds

TRANSFER AGENT AND ADMINISTRATOR

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTOR

    The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the


STATEMENT OF ADDITIONAL INFORMATION                                          25


UNIFIED MANAGEMENT FEES (INVESTOR CLASS)


Fund                             1998              1997                1996
--------------------------------------------------------------------------------
Growth                     $  57,367,329     $   48,471,501      $   47,632,557
Ultra                         246,426,714        204,559,641         162,200,631
Select                        53,760,572         44,606,368          39,305,054
Vista                         13,820,810         19,475,457          20,195,923
Heritage                      12,484,448         11,959,020          10,572,605
Balanced                      9,501,108          8,997,750           8,345,585
Tax-Managed Value             N/A                N/A                 N/A
Giftrust                      9,584,768          9,052,939           7,161,935
New Opportunities             3,605,875          2,150,593
Limited-Term Bond             129,239            78,059              52,116
Intermediate-Term Bond        159,444            131,239             108,870
Bond                          1,088,573          1,057,545           1,148,428
High-Yield                    245,103            8,462
--------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (ADVISOR AND INSTITUTIONAL CLASS)

Fund                                 Years Ended October 31,
                               1998              1997            1996
--------------------------------------------------------------------------------
Select
  Advisor                   $  11,281        $   2,076       $      -
  Institutional               106,461           58,797              -
Heritage
  Advisor                       5,250              256              -
  Institutional                   737              386              -
Growth
  Advisor                      26,893            1,341              -
  Institutional                 3,902              520              -
Ultra
  Advisor                     502,147          151,348          7,146
  Institutional                72,042           29,381              -
Vista
  Advisor                      41,497           47,319          3,127
  Institutional                27,834           80,429              -
Balanced
  Advisor                      48,200           24,173              -
Limited-Term Bond
  Advisor                       2,289                -              -
Intermediate-Term Bond
  Advisor                      13,376              482              -
Benham Bond
  Advisor                       7,793              307              -



26                                                  AMERICAN CENTURY INVESTMENTS


investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche provides services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION

SELECT, HERITAGE, GROWTH, ULTRA, VISTA, TAX-MANAGED VALUE, GIFTRUST AND THE EQUITY PORTION OF BALANCED


    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

    The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.


    In the years ended October 31, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:


Fund                  1998                1997                1996
-----------------------------------------------------------------------------
Select            $12,083,920        $  6,524,088       $  8,157,658
Heritage            3,733,656           1,649,678          3,093,265
Growth             10,326,945           5,774,694         13,577,767
Ultra              46,022,210          33,165,434         22,985,927
Vista               5,035,186           2,569,051          2,246,175
Tax-Managed
 Value                    N/A                N/A                 N/A
Giftrust            1,848,117          1,329,818             886,460
Balanced            1,112,389            957,506           1,038,530
New
 Opportunities        420,737            264,078                 N/A
-----------------------------------------------------------------------------

    The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.



STATEMENT OF ADDITIONAL INFORMATION                                          27


LIMITED-TERM BOND, INTERMEDIATE-TERM BOND, BOND, HIGH-YIELD AND THE FIXED-INCOME PORTION OF BALANCED

    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

INFORMATION ABOUT FUND SHARES


    Shares of each fund have equal voting rights, although each of the 13 funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure" that follows. Additional funds and classes may be added without a shareholder vote.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.


MULTIPLE CLASS STRUCTURE

    The  funds'  Board of  Directors  has  adopted a  multiple  class  plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.


    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page 29). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.



28                                                AMERICAN CENTURY INVESTMENTS


RULE 12B-1


    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below

    In adopting the Plan, the Board of Directors (including a majority of directors who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.


    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described below) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i)



STATEMENT OF ADDITIONAL INFORMATION                                          29



preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES

    Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES


    Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


    The  advisor  typically  completes  its  trading  on  behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair


30                                                  AMERICAN CENTURY INVESTMENTS


value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

    Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.


    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the funds' net asset value is not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

    Each fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.



STATEMENT OF ADDITIONAL INFORMATION                                           31


    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.


    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


STATE AND LOCAL TAXES

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED


    The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

    All performance information advertised by the funds is historical in nature and is not intended to


32                                                AMERICAN CENTURY INVESTMENTS


represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

EQUITY FUNDS

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

    The tables on page 34 set forth the average annual total return for the various classes of the equity funds and Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31, 1998, the last day of the funds' fiscal year.

    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.


    As a new fund, performance information for Tax-Managed Value is not available as of the date of this Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION                                         33


AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
--------------------------------------------------------------------------------
Fund                    1 year     5 years     10 years      From Inception
--------------------------------------------------------------------------------
Growth(1)              18.53%      15.52%      16.96%        18.50%
Ultra(2)               17.61%      15.93%      22.33%        17.83%
Select(3)              22.96%      14.94%      15.21%        17.20%
Vista(4)              -31.94%       1.86%      10.07%         9.16%
Heritage(5)           -15.87%       7.57%      12.25%        13.45%
Balanced(6)            10.46%      11.05%      12.58%        12.44%
Giftrust(7)           -31.55%       3.79%      16.12%        15.36%
New Opportunities(8)  -10.17%         N/A         N/A        -2.52%
--------------------------------------------------------------------------------

(1) Commenced operations on June 30, 1971. Although the fund's actual inception date was October 31, 1958, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) Commenced operations on November 2, 1981.

(3) Commenced operations on June 30, 1971. Although the fund's actual inception date was October 31, 1958, this inception date corresponds with the management company's implementation of its current investment philsophy and practices.

(4) Commenced operations on November 25, 1983.

(5) Commenced operations on November 10, 1987.

(6) Commenced operations on October 20, 1988.

(7) Commenced operations on November 25, 1983.

(8) Commenced operations on December 26, 1996.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
--------------------------------------------------------------------------------
Fund                               1 year                 From
Inception
--------------------------------------------------------------------------------
Growth(1)                          18.23%                 23.88%
Ultra(2)                           17.36%                 17.67%
Select(3)                          22.67%                 15.63%
Vista(4)                          -32.08%                -19.83%
Heritage(5)                       -16.03%                 -9.63%
Balanced(6)                        10.15%                 13.06%
--------------------------------------------------------------------------------

(1) Commenced operations on June 4, 1997.

(2) Commenced operations on October 2, 1996.

(3) Commenced operations on August 8, 1997.

(4) Commenced operations on October 2, 1996.

(5) Commenced operations on July 11, 1997.

(6) Commenced operations on January 6, 1997.

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Fund                               1 year                  From
Inception
--------------------------------------------------------------------------------
Growth(1)                          18.77%                  20.11%
Ultra(2)                           17.85%                  16.93%
Select(3)                          23.22%                  26.37%
Vista(4)                          -31.72%                 -17.63%
Heritage(5)                       -15.67%                  -5.74%
--------------------------------------------------------------------------------

(1) Commenced operations on June 16, 1997.

(2) Commenced operations on November 14, 1996.

(3) Commenced operations on March 13, 1997.

(4) Commenced operations on November 14, 1996.

(5) Commenced operations on June 16, 1997.


34                                                AMERICAN CENTURY INVESTMENTS


FIXED INCOME FUNDS AND BALANCED

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    The following table sets forth yield quotations for the various classes of the fixed-income funds and Balanced for the 30-day period ended October 31, 1998, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.


Fund                               Investor Class             Advisor Class
--------------------------------------------------------------------------------
Limited-Term Bond                  4.59                       4.34
Intermediate-Term Bond             4.95                       4.70
Bond                               5.24                       4.99
Balanced                           2.08                       1.84
High-Yield                        10.36                       N/A
--------------------------------------------------------------------------------


    The fixed income funds may also elect to advertise cumulative total return and average annual total return, computed as described above.


    The following table shows the cumulative total return and the average annual total return of the Investor Class of the fixed income funds since their respective dates of inception (as noted) through October 31, 1998.

                           Cumulative
                           Total Return         Average
                           Since                Annual            Date of
Fund                       Inception            Total Return      Inception
--------------------------------------------------------------------------------
Limited-Term Bond           30.03              5.79               3/1/94
Intermediate-TermBond       35.63              6.75               3/1/94
Bond                       137.31              7.69               3/2/87
Balanced                   224.17             12.44               10/20/88
High-Yield                  -4.44             -4.10               9/30/97
--------------------------------------------------------------------------------


ADDITIONAL PERFORMANCE COMPARISONS

    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descrip-


STATEMENT OF ADDITIONAL INFORMATION                                          35


tions of past or  anticipated  portfolio  holdings for one or more of the funds;
(5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS


    The financial statements of the funds (other than Tax-Managed Value) are included in the Annual Reports to shareholders for the fiscal year ended October 31, 1998. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.



36                                                 AMERICAN CENTURY INVESTMENTS


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS


    As described in the Prospectuses, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS

S&P   Moody's   Description
--------------------------------------------------------------------------------

AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely  strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa        Debt  rated in this  category  is  considered  to have a very strong  capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A         Debt rated A has a strong  capacity to pay  interest and repay principal  although  it is  somewhat  more  susceptible  to  the
                adverse  effects  of  changes  in  circumstances   and  economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa       Debt rated BBB/Baa is regarded as having an adequate
                capacity to pay interest and repay principal. Whereas it
                normally exhibits adequate protection parameters, adverse
                economic conditions or changing circumstances are more
                likely to lead to a weakened capacity to pay interest and
                repay principal for debt in this category than in
                higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                ongoing uncertainties or exposure to adverse business,
                financial or economic conditions that could lead to
                inadequate capacity to meet timely interest and principal
                payments. The BB rating category also is used for debt
                subordinated to senior debt that is assigned an actual
                or implied BBB- rating.
--------------------------------------------------------------------------------
B     B         Debt  rated  B has a  greater  vulnerability  to  default  but
                Currently  has  the  capacity  to  meet  interest  payments  and principal  repayments.  Adverse business,  financial or economic conditions  will likely impair  capacity or  willingness  to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business,
                financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
                The CCC/Caa rating category is also used for debt
                subordinated  to  senior  debt  that is  assigned  an  actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied
                CCC/Caa rating.
--------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to
                senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI    -         The  rating  CI is  reserved  for  income  bonds  on  which no interest is being paid.
--------------------------------------------------------------------------------
D     D         Debt rated D is in payment  default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


STATEMENT OF ADDITIONAL INFORMATION                                      37


    To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.


COMMERCIAL PAPER RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's
                         rates  those  issues  determined  to possess  extremely
                         strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of
                         safety  is not as high as for  issues  designated  A-1.
                         Earnings trends and coverage ratios,  while sound, will
                         be   more   subject   to   variation.    Capitalization
                         characteristics,  while still appropriated, may be more
                         affected  by  external   conditions.   Ample  alternate
                         liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3         Satisfactory capacity for timely repayment. Issues
         (P-3)           That carry this rating are somewhat more  vulnerable
                         to the adverse changes in circumstances than
                         obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                         protection from established cash flows of funds
                         for their servicing or from established and
                         broad-based access to the market for refinancing,
                         or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality, with margins of
                         protection ample, although not so large as in the
                         preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access
                         for refinancing, in particular, is likely to be
                         less well established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality, carrying specific
                         risk but having protection and not distinctly or
                         predominantly speculative.
--------------------------------------------------------------------------------


38                                               AMERICAN CENTURY INVESTMENTS


       MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

     These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at one of the addresses or phone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange Commission (SEC).

* In person          SEC Public Reference Room Washington, D.C.
                     Call 1-800-SEC-0330 for location and hours.

* On the Internet    www.sec.gov

* By mail            SEC Public Reference Section  Washington, D.C. 20549-6009
                     (The SEC will charge a  fee for copying the  documents.)

Investment Company Act File No. 811-0816
--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX  816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485


BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353


SH-PRS-15127   9902

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference)


     (a) (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated July 2, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated November 20, 1990 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated August 11, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated September 3, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated April 28, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated November 17, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated January 30, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated March 11, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles of Amendment of Twentieth Century Investors, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (11) Articles Supplementary of American Century Mutual Funds, Inc., dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (12) Articles Supplementary of American Century Mutual Funds, Inc., dated July 28, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (13) Articles Supplementary of American Century Mutual Funds, Inc., dated November 28, 1997 is included herein.

          (14) Certificate of Correction to Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 is included herein.

          (15) Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (16) Articles Supplementary of American Century Mutual Funds, Inc., dated January 25, 1999 is included herein.

          (17) Articles Supplementary of American Century Mutual Funds, Inc., dated February 16, 1999 is included herein.

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as an Exhibit to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (2) Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post-Effective Amendment No. 73 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(4) to Post-Effective Amendment No. 73 to the Registration Statement on February 29, 1996; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrants By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d) (1) Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (2) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc., dated February 16, 1999 is included herein.

     (e) (1) Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effectivement Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, on January 30, 1998).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26,
               1998).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated
               January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 24 to the Registration Statement of American Century Variable Portfolios, Inc., File No. 33-14567, on January 15, 1999).

     (f)  Not Applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222, on February 7, 1997).

          (2) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (h) Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1)  Consent of Deloitte & Touche LLP is included herein.

          (2)  Power of Attorney dated February 19, 1999 is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17,
               1998).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 is included herein.

          (7) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (n)  (1)  Financial Data Schedule for Growth Fund is included herein.

          (2)  Financial Data Schedule for Select Fund is included herein.

          (3)  Financial Data Schedule for Ultra Fund is included herein.

          (4)  Financial Data Schedule for Vista Fund is included herein.

          (5)  Financial Data Schedule for Giftrust is included herein.

          (6)  Financial Data Schedule for Bond Fund is included herein.

          (7)  Financial Data Schedule for Heritage Fund is included herein.

          (8)  Financial Data Schedule for Balanced Fund is included herein.

          (9) Financial Data Schedule for Limited-Term Bond Fund is included herein.

          (10) Financial Data Schedule for Intermediate-Term Bond Fund is included herein.

          (l1) Financial Data Schedule for New Opportunities Fund is included herein.

          (12) Financial Data Schedule For High-Yield Fund is included herein.

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on December 29, 1998).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriters.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Michael S. Petrucelli                 Senior Vice President               None

Joseph F. Tower, III                  Director, Senior Vice President,    None
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               None

Gary S. MacDonald                     Senior Vice President               None

Judith K. Benson                      Senior Vice President               None

William J. Nutt                       Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 83 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 83 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 26th day of February, 1999.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 83 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     February 26, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       February 26, 1999
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          February 26, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           February 26, 1999
James E. Stowers III

*Thomas A. Brown            Director                           February 26, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           February 26, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           February 26, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           February 26, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           February 26, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           February 26, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           February 26, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact